United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-21904
(Investment Company Act File Number)

Federated Hermes MDT Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-07-31

Date of Reporting Period: Six months ended 2026-01-31

Item 1.	Reports to Stockholders

Federated Hermes MDT All Cap Core Fund

Class A Shares | QAACX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$55	1.05%

Key Fund Statistics

  Net Assets$3,147,439,321
  Number of Investments176
  Portfolio Turnover24%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R106

36361-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class C Shares | QCACX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.80%

Key Fund Statistics

  Net Assets$3,147,439,321
  Number of Investments176
  Portfolio Turnover24%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R205

36361-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Institutional Shares | QIACX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%

Key Fund Statistics

  Net Assets$3,147,439,321
  Number of Investments176
  Portfolio Turnover24%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R304

36361-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class R6 Shares | QKACX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$39	0.74%

Key Fund Statistics

  Net Assets$3,147,439,321
  Number of Investments176
  Portfolio Turnover24%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.6%
Materials	1.6%
Real Estate	1.9%
Energy	2.1%
Consumer Staples	4.3%
Industrials	9.5%
Communication Services	9.6%
Health Care	10.7%
Consumer Discretionary	10.9%
Financials	14.1%
Information Technology	31.3%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R718

36361-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class A Shares | QABGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$66	1.27%

Key Fund Statistics

  Net Assets$317,258,450
  Number of Investments514
  Portfolio Turnover24%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities 57.5%
Corporate Bonds 8.0%
International Equity Securities (including International Exchange-Traded Funds) 7.7%
Mortgage Core Fund 7.3%
U.S. Treasuries 7.0%
Project and Trade Finance Core Fund 3.1%
Asset-Backed Securities 2.6%
Collaterized Mortgage Obligations 1.6%
Cash Equivalents 1.5%
Commercial Mortgage-Backed Securities 1.2%

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R841

36354-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class C Shares | QCBGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$106	2.05%

Key Fund Statistics

  Net Assets$317,258,450
  Number of Investments514
  Portfolio Turnover24%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R833

36354-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Institutional Shares | QIBGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%

Key Fund Statistics

  Net Assets$317,258,450
  Number of Investments514
  Portfolio Turnover24%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R825

36354-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class R6 Shares | QKBGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$51	0.98%

Key Fund Statistics

  Net Assets$317,258,450
  Number of Investments514
  Portfolio Turnover24%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.2%
Cash Equivalents	1.5%
Collaterized Mortgage Obligations	1.6%
Asset-Backed Securities	2.6%
Project and Trade Finance Core Fund	3.1%
U.S. Treasuries	7.0%
Mortgage Core Fund	7.3%
International Equity Securities (including International Exchange-Traded Funds)	7.7%
Corporate Bonds	8.0%
Domestic Equity Securities	57.5%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.8%
Materials	2.1%
Energy	2.2%
Real Estate	3.7%
Consumer Staples	4.4%
Communication Services	9.7%
Industrials	10.0%
Health Care	10.6%
Consumer Discretionary	10.6%
Financials	14.0%
Information Technology	30.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R692

36354-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class A Shares | QALGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	1.00%

Key Fund Statistics

  Net Assets$4,544,374,515
  Number of Investments98
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R700

36353-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class C Shares | QCLGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$91	1.77%

Key Fund Statistics

  Net Assets$4,544,374,515
  Number of Investments98
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R809

36353-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Institutional Shares | QILGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%

Key Fund Statistics

  Net Assets$4,544,374,515
  Number of Investments98
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R882

36353-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class R6 Shares | QRLGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.72%

Key Fund Statistics

  Net Assets$4,544,374,515
  Number of Investments98
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.1%
Materials	0.5%
Consumer Staples	2.0%
Industrials	6.0%
Financials	7.1%
Health Care	8.2%
Communication Services	11.5%
Consumer Discretionary	14.0%
Information Technology	47.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31425E101

36353-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class A Shares | QASCX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$63	1.14%

Key Fund Statistics

  Net Assets$1,632,394,279
  Number of Investments303
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R817

36359-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class C Shares | QCSCX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$107	1.95%

Key Fund Statistics

  Net Assets$1,632,394,279
  Number of Investments303
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R791

36359-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Institutional Shares | QISCX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.89%

Key Fund Statistics

  Net Assets$1,632,394,279
  Number of Investments303
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R783

36359-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class R6 Shares | QLSCX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$48	0.87%

Key Fund Statistics

  Net Assets$1,632,394,279
  Number of Investments303
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.6%
Communication Services	1.8%
Utilities	3.0%
Materials	3.7%
Energy	4.3%
Real Estate	6.3%
Consumer Discretionary	7.3%
Information Technology	14.8%
Financials	18.0%
Health Care	18.3%
Industrials	18.7%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R627

36359-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class A Shares | QASGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$62	1.14%

Key Fund Statistics

  Net Assets$649,726,435
  Number of Investments251
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R775

36367-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class C Shares | QCSGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$107	1.96%

Key Fund Statistics

  Net Assets$649,726,435
  Number of Investments251
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R767

36367-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Institutional Shares | QISGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.89%

Key Fund Statistics

  Net Assets$649,726,435
  Number of Investments251
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R759

36367-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class R6 Shares | QLSGX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$48	0.88%

Key Fund Statistics

  Net Assets$649,726,435
  Number of Investments251
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	1.2%
Consumer Staples	1.7%
Energy	2.2%
Materials	2.5%
Real Estate	3.1%
Consumer Discretionary	7.1%
Financials	10.7%
Information Technology	20.0%
Industrials	24.2%
Health Care	25.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R619

36367-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—9.6%
552,693		Alphabet, Inc., Class A	$ 186,810,234
151,257	[1]	CarGurus, Inc.	4,900,727
293,955		Fox Corp.	21,394,045
74,862		Meta Platforms, Inc.	53,638,623
149,475	[1]	Netflix, Inc.	12,479,668
66,330	[1]	Reddit, Inc.	11,957,309
336,909	[1]	Trade Desk, Inc./The	10,218,450
		TOTAL	301,399,056
		Consumer Discretionary—10.9%
580,702		Advance Auto Parts, Inc.	27,879,503
274,497	[1]	Amazon.com, Inc.	65,687,132
564	[1]	AutoZone, Inc.	2,089,220
4,451		Booking Holdings, Inc.	22,263,190
96,826	[1]	Capri Holdings Ltd.	2,185,363
211,050	[1]	Deckers Outdoor Corp.	25,186,707
118,956		eBay, Inc.	10,851,166
43,299	[1]	Expedia Group, Inc.	11,467,307
116,820	[1]	Five Below, Inc.	22,387,385
248,255		General Motors Co.	20,853,420
69,650	[1]	Life Time Group Holdings, Inc.	2,031,691
62,285	[1]	Lululemon Athletica, Inc.	10,868,732
39,885	[1]	O’Reilly Automotive, Inc.	3,925,083
44,479		PVH Corp.	2,773,710
64,318	[1]	SharkNinja, Inc.	7,602,388
55,536	[1]	Tesla, Inc.	23,903,250
125,089		TJX Cos., Inc.	18,739,583
15,179	[1]	Ulta Beauty, Inc.	9,826,277
703,981	[1]	Viking Holdings Ltd.	50,792,229
19,349		Yum! Brands, Inc.	3,008,769
		TOTAL	344,322,105
		Consumer Staples—4.3%
22,270		Costco Wholesale Corp.	20,939,367
133,474	[1]	Dollar Tree, Inc.	15,695,208
144,532		Estee Lauder Cos., Inc., Class A	16,661,649
55,924		Kimberly-Clark Corp.	5,591,841
102,711		Kroger Co.	6,455,386
266,853	[1]	Maplebear, Inc.	9,916,257
202,790		Philip Morris International, Inc.	36,388,638
70,968		Target Corp.	7,484,995
147,213		WalMart, Inc.	17,538,957
		TOTAL	136,672,298
		Energy—2.1%
61,319		Cheniere Energy, Inc.	12,970,195
147,821		EOG Resources, Inc.	16,575,169
56,812		Marathon Petroleum Corp.	10,009,706
183,244		PBF Energy, Inc.	6,131,344
29,733		Phillips 66	4,268,469
96,869		Weatherford International PLC	9,113,436
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
121,220		Williams Cos., Inc.	$ 8,153,257
		TOTAL	67,221,576
		Financials—14.1%
87,176		Aflac, Inc.	9,672,177
43,810		Ameriprise Financial, Inc.	23,096,194
44,385	[1]	Arch Capital Group Ltd.	4,262,735
292,936		Bank of New York Mellon Corp.	35,128,885
9,886		Cboe Global Markets, Inc.	2,620,383
160,150		Charles Schwab Corp.	16,642,788
841,224	[1]	Fiserv, Inc.	53,611,206
21,433		Globe Life, Inc.	3,005,335
15,690		Goldman Sachs Group, Inc.	14,676,583
183,808		Interactive Brokers Group, Inc., Class A	13,763,543
8,578		Intercontinental Exchange, Inc.	1,490,685
179,243		Jackson Financial, Inc.	21,315,578
30,313		JPMorgan Chase & Co.	9,272,444
45,296		Mastercard, Inc.	24,405,032
153,032		Morgan Stanley	27,974,250
139,168		Northern Trust Corp.	20,795,874
150,435	[1]	PayPal Holdings, Inc.	7,926,420
83,166		Progressive Corp., OH	17,298,528
174,013		Prudential Financial, Inc.	19,334,584
283,954		State Street Corp.	37,158,220
239,094		Synchrony Financial	17,365,397
40,491		The Hartford Insurance Group, Inc.	5,468,714
194,213		The Travelers Cos., Inc.	55,255,541
53,547		Virtu Financial, Inc.	2,222,736
		TOTAL	443,763,832
		Health Care—10.7%
268,679		AbbVie, Inc.	59,918,104
66,736	[1]	Align Technology, Inc.	10,879,970
17,028	[1]	Alnylam Pharmaceuticals, Inc.	5,756,486
93,241		Amgen, Inc.	31,877,233
16,373	[1]	Biogen, Inc.	2,945,339
74,072	[1]	Bridgebio Pharma, Inc.	5,723,543
58,200		Cardinal Health, Inc.	12,506,016
43,342		Cencora, Inc.	15,569,313
27,531	[1]	Charles River Laboratories International, Inc.	5,794,725
19,330	[1]	Dexcom, Inc.	1,411,863
254,836	[1]	Elanco Animal Health, Inc.	6,136,451
25,426		Eli Lilly & Co.	26,370,576
79,377		Gilead Sciences, Inc.	11,267,565
31,027	[1]	Halozyme Therapeutics, Inc.	2,224,946
50,788		Humana, Inc.	9,913,818
110,139	[1]	Illumina, Inc.	15,949,229
75,628	[1]	Incyte Genomics, Inc.	7,568,094
26,297	[1]	Indivior Pharmaceuticals, Inc.	930,388
79,937		Johnson & Johnson	18,165,683
102,805		Merck & Co., Inc.	11,336,307
341,047	[1]	Moderna, Inc.	15,029,941
38,984	[1]	Regeneron Pharmaceuticals, Inc.	28,904,687
55,996		UnitedHealth Group, Inc.	16,066,932
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
24,180	[1]	Veeva Systems, Inc.	$ 4,930,786
11,489	[1]	Vertex Pharmaceuticals, Inc.	5,398,681
168,733	[1]	Waystar Holding Corp.	4,481,549
		TOTAL	337,058,225
		Industrials—9.5%
11,814		3M Co.	1,809,432
54,934		Allegion PLC	9,085,534
74,193		Allison Transmission Holdings, Inc.	8,064,779
80,633		Atmus Filtration Technologies, Inc.	4,674,295
74,658		Booz Allen Hamilton Holding Corp.	6,601,260
7,802		Cintas Corp.	1,493,225
66,995		Emerson Electric Co.	9,845,585
170,114		GE Aerospace	52,189,274
69,972		GE Vernova, Inc.	50,825,562
130,909		Johnson Controls International PLC	15,612,207
8,850		Leidos Holdings, Inc.	1,666,278
5,658		Lennox International, Inc.	2,801,163
23,012		Lockheed Martin Corp.	14,594,671
48,943		Masco Corp.	3,234,643
4,884		Northrop Grumman Corp.	3,380,998
23,437		nVent Electric PLC	2,631,038
49,707		Paycom Software, Inc.	6,698,018
32,445		Robert Half, Inc.	1,122,921
31,185		RTX Corp.	6,266,002
19,811	[1]	SkyWest, Inc.	1,912,158
9,872	[1]	SPX Technologies, Inc.	2,057,423
24,691		Trane Technologies PLC	10,384,541
439,694	[1]	Uber Technologies, Inc.	35,197,505
129,309	[1]	United Airlines Holdings, Inc.	13,230,897
284,293		Veralto Corp.	28,139,321
23,620		Vertiv Holdings Co.	4,397,572
		TOTAL	297,916,302
		Information Technology—31.3%
78,517		Accenture PLC	20,700,222
164,352	[1]	Adobe, Inc.	48,196,224
50,969		Amphenol Corp., Class A	7,343,614
678,196		Apple, Inc.	175,978,298
100,264	[1]	Arista Networks, Inc.	14,211,419
227,860		Broadcom, Inc.	75,490,018
23,077	[1]	Cirrus Logic, Inc.	3,007,856
20,850		Cisco Systems, Inc.	1,632,972
10,015	[1]	Commvault Systems, Inc.	858,286
29,106	[1]	Credo Technology Group Holding Ltd.	3,646,400
3,599	[1]	Crowdstrike Holdings, Inc.	1,588,617
76,638		Dell Technologies, Inc.	8,770,453
154,952	[1]	Enphase Energy, Inc.	5,730,125
18,911	[1]	EPAM Systems, Inc.	3,944,835
28,036	[1]	Fortinet, Inc.	2,278,205
17,195	[1]	Gartner, Inc., Class A	3,604,244
130,046	[1]	GoDaddy, Inc.	13,072,224
11,980		IBM Corp.	3,674,266
106,079	[1]	Life360, Inc.	6,077,266
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,897	[1]	Lumentum Holdings, Inc.	$ 5,837,240
43,752		Microchip Technology, Inc.	3,321,652
40,619		Micron Technology, Inc.	16,852,011
422,597		Microsoft Corp.	181,839,263
11,007	[1]	MongoDB, Inc.	4,087,229
80,404		NetApp, Inc.	7,746,925
805,270		NVIDIA Corp.	153,911,255
19,178	[1]	Onto Innovation, Inc.	3,874,915
219,432	[1]	Palantir Technologies, Inc.	32,166,537
125,106	[1]	Palo Alto Networks, Inc.	22,140,009
73,496		Pegasystems, Inc.	3,211,040
93,424		Qualcomm, Inc.	14,162,144
44,938	[1]	Rubrik, Inc.	2,514,281
193,407		Salesforce, Inc.	41,058,372
170,642	[1]	ServiceNow, Inc.	19,966,820
189,577		Skyworks Solutions, Inc.	10,570,814
22,435		TD SYNNEX Corp.	3,559,761
189,259		Teradyne, Inc.	45,620,882
22,266	[1]	Zoom Communications, Inc.	2,050,699
48,841	[1]	Zscaler, Inc.	9,768,688
		TOTAL	984,066,081
		Materials—1.6%
72,390		Alcoa Corp.	4,112,476
465,967		Celanese Corp.	20,707,573
58,416		FMC Corp.	922,973
57,329		Mosaic Co./The	1,576,548
205,874		Newmont Corp.	23,129,944
		TOTAL	50,449,514
		Real Estate—1.9%
569,532		American Healthcare REIT, Inc.	26,716,746
10,772		American Tower Corp.	1,931,204
241,660		Kilroy Realty Corp.	8,332,437
16,478		Simon Property Group, Inc.	3,152,406
44,234		SL Green Realty Corp.	1,980,799
64,535		Ventas, Inc.	5,012,433
68,825		Welltower, Inc.	12,963,877
		TOTAL	60,089,902
		Utilities—1.6%
37,325		American Electric Power Co., Inc.	4,470,602
176,618		Duke Energy Corp.	21,432,594
113,446		Edison International	7,065,417
282,202		Exelon Corp.	12,637,006
44,904		Southern Co.	4,010,376
		TOTAL	49,615,995
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,505,208,712)	3,072,574,886
Semi-Annual Financial Statements and Additional Information
4

Shares		Value
	INVESTMENT COMPANY—3.0%
92,321,696	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[2] (IDENTIFIED COST $92,321,696)	92,321,696
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $2,597,530,408)[3]	3,164,896,582
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(17,457,261)
	NET ASSETS—100%	$3,147,439,321
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$54,556,734
Purchases at Cost	$424,735,066
Proceeds from Sales	$(386,970,104)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$92,321,696
Shares Held as of 1/31/2026	92,321,696
Dividend Income	$1,297,993

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.61	$44.27	$35.46	$34.32	$42.75	$31.77
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.11	0.13	0.19	0.08	0.08
Net realized and unrealized gain (loss)	3.39	10.07	9.12	4.26	(1.60)	11.90
Total From Investment Operations	3.41	10.18	9.25	4.45	(1.52)	11.98
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.09)	(0.16)	(0.12)	(0.04)	(0.12)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(2.29)	(3.84)	(0.44)	(3.31)	(6.91)	(1.00)
Net Asset Value, End of Period	$51.73	$50.61	$44.27	$35.46	$34.32	$42.75
Total Return[3]	6.79%	23.75%	26.34%	14.35%	(4.95)%	38.40%
Ratios to Average Net Assets:
Net expenses[4]	1.05%[5]	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.08%[5]	0.24%	0.35%	0.57%	0.22%	0.23%
Expense waiver/reimbursement[6]	0.09%[5]	0.12%	0.14%	0.16%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$293,356	$262,572	$196,787	$138,388	$105,590	$109,747
Portfolio turnover[7]	24%	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.24	$39.32	$31.63	$31.06	$39.55	$29.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.22)	(0.14)	(0.06)	(0.19)	(0.18)
Net realized and unrealized gain (loss)	2.95	8.89	8.11	3.82	(1.43)	11.04
Total From Investment Operations	2.80	8.67	7.97	3.76	(1.62)	10.86
Less Distributions:
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Net Asset Value, End of Period	$44.75	$44.24	$39.32	$31.63	$31.06	$39.55
Total Return[2]	6.38%	22.83%	25.38%	13.50%	(5.67)%	37.37%
Ratios to Average Net Assets:
Net expenses[3]	1.80%[4]	1.80%	1.81%	1.81%	1.81%	1.79%
Net investment income (loss)	(0.67)%[4]	(0.53)%	(0.42)%	(0.20)%	(0.55)%	(0.52)%
Expense waiver/reimbursement[5]	0.07%[4]	0.11%	0.12%	0.14%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,715	$94,358	$52,240	$35,028	$33,256	$38,028
Portfolio turnover[6]	24%	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.83	$45.23	$36.20	$34.96	$43.40	$32.22
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.25	0.25	0.29	0.20	0.19
Net realized and unrealized gain (loss)	3.48	10.32	9.32	4.35	(1.63)	12.08
Total From Investment Operations	3.58	10.57	9.57	4.64	(1.43)	12.27
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.26)	(0.21)	(0.14)	(0.21)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(2.43)	(3.97)	(0.54)	(3.40)	(7.01)	(1.09)
Net Asset Value, End of Period	$52.98	$51.83	$45.23	$36.20	$34.96	$43.40
Total Return[2]	6.96%	24.14%	26.73%	14.69%	(4.67)%	38.83%
Ratios to Average Net Assets:
Net expenses[3]	0.75%[4]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.38%[4]	0.52%	0.64%	0.86%	0.52%	0.52%
Expense waiver/reimbursement[5]	0.13%[4]	0.17%	0.18%	0.21%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,440,010	$1,803,567	$750,516	$413,248	$291,517	$283,822
Portfolio turnover[6]	24%	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.39	$44.07	$35.29	$34.16	$42.56	$31.62
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.24	0.25	0.28	0.20	0.20
Net realized and unrealized gain (loss)	3.37	10.05	9.07	4.26	(1.59)	11.84
Total From Investment Operations	3.47	10.29	9.32	4.54	(1.39)	12.04
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.26)	(0.22)	(0.14)	(0.22)
Distributions from net realized gain	(2.29)	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(2.43)	(3.97)	(0.54)	(3.41)	(7.01)	(1.10)
Net Asset Value, End of Period	$51.43	$50.39	$44.07	$35.29	$34.16	$42.56
Total Return[2]	6.95%	24.15%	26.72%	14.73%	(4.66)%	38.84%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.39%[4]	0.52%	0.65%	0.84%	0.53%	0.54%
Expense waiver/reimbursement[5]	0.07%[4]	0.11%	0.12%	0.14%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$290,358	$209,736	$66,730	$40,680	$16,717	$11,513
Portfolio turnover[6]	24%	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $92,321,696 of investments in affiliated holdings* (identified cost $2,597,530,408, including $92,321,696 of identified cost in affiliated holdings)	$3,164,896,582
Income receivable	1,159,445
Income receivable from affiliated holdings	221,655
Receivable for investments sold	15,964,955
Receivable for shares sold	14,151,128
Total Assets	3,196,393,765
Liabilities:
Payable for investments purchased	45,753,287
Payable for shares redeemed	2,755,708
Payable for investment adviser fee (Note 5)	107,878
Payable for administrative fee (Note 5)	13,318
Payable for Directors’/Trustees’ fees (Note 5)	112
Payable for distribution services fee (Note 5)	77,636
Payable for other service fees (Notes 2 and 5)	158,300
Accrued expenses (Note 5)	88,205
Total Liabilities	48,954,444
Net assets for 60,140,357 shares outstanding	$3,147,439,321
Net Assets Consist of:
Paid-in capital	$2,563,117,196
Total distributable earnings (loss)	584,322,125
Net Assets	$3,147,439,321
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($293,355,798 ÷ 5,670,792 shares outstanding), no par value, unlimited shares authorized	$51.73
Offering price per share (100/94.50 of $51.73)	$54.74
Redemption proceeds per share	$51.73
Class C Shares:
Net asset value per share ($123,715,498 ÷ 2,764,733 shares outstanding), no par value, unlimited shares authorized	$44.75
Offering price per share	$44.75
Redemption proceeds per share (99.00/100 of $44.75)	$44.30
Institutional Shares:
Net asset value per share ($2,440,009,622 ÷ 46,059,622 shares outstanding), no par value, unlimited shares authorized	$52.98
Offering price per share	$52.98
Redemption proceeds per share	$52.98
Class R6 Shares:
Net asset value per share ($290,358,403 ÷ 5,645,210 shares outstanding), no par value, unlimited shares authorized	$51.43
Offering price per share	$51.43
Redemption proceeds per share	$51.43

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Dividends (including $1,286,483 received from affiliated holdings*)	$15,849,342
Net income on securities loaned (includes $11,510 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,601
TOTAL INCOME	15,850,943
Expenses:
Investment adviser fee (Note 5)	9,827,488
Administrative fee (Note 5)	1,085,894
Custodian fees	49,102
Transfer agent fees (Note 2)	965,420
Directors’/Trustees’ fees (Note 5)	6,665
Auditing fees	16,920
Legal fees	5,607
Portfolio accounting fees	106,782
Distribution services fee (Note 5)	418,043
Other service fees (Notes 2 and 5)	493,194
Share registration costs	129,527
Printing and postage	36,213
Miscellaneous (Note 5)	17,370
TOTAL EXPENSES	13,158,225
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,039,065)
Reimbursement of other operating expenses (Notes 2 and 5)	(599,460)
TOTAL WAIVER AND REIMBURSEMENTS	(1,638,525)
Net expenses	11,519,700
Net investment income	4,331,243
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	68,001,800
Net change in unrealized appreciation of investments	109,685,567
Net realized and unrealized gain (loss) on investments	177,687,367
Change in net assets resulting from operations	$182,018,610

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,331,243	$6,508,657
Net realized gain (loss)	68,001,800	109,469,840
Net change in unrealized appreciation/depreciation	109,685,567	235,540,712
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	182,018,610	351,519,209
Distributions to Shareholders:
Class A Shares	(12,358,712)	(17,738,288)
Class C Shares	(5,765,981)	(5,528,744)
Institutional Shares	(102,263,582)	(77,210,457)
Class R6 Shares	(12,661,344)	(6,232,664)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,049,619)	(106,710,153)
Share Transactions:
Proceeds from sale of shares	942,076,732	1,365,448,095
Net asset value of shares issued to shareholders in payment of distributions declared	121,550,958	93,576,349
Cost of shares redeemed	(335,390,725)	(399,873,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	728,236,965	1,059,151,339
Change in net assets	777,205,956	1,303,960,395
Net Assets:
Beginning of period	2,370,233,365	1,066,272,970
End of period	$3,147,439,321	$2,370,233,365
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,638,525 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$124,756	$(25,947)
Class C Shares	40,864	—
Institutional Shares	787,195	(573,513)
Class R6 Shares	12,605	—
TOTAL	$965,420	$(599,460)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$353,846
Class C Shares	139,348
TOTAL	$493,194
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Financial Statements and Additional Information
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2026, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	647,871	$33,757,249	1,261,314	$58,918,537
Shares issued to shareholders in payment of distributions declared	223,243	11,450,124	339,789	15,844,045
Shares redeemed	(388,527)	(20,274,091)	(858,193)	(39,233,337)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	482,587	$24,933,282	742,910	$35,529,245
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	670,026	$30,332,736	965,966	$39,827,825
Shares issued to shareholders in payment of distributions declared	114,791	5,097,876	124,934	5,116,049
Shares redeemed	(153,178)	(6,953,947)	(286,445)	(11,664,866)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	631,639	$28,476,665	804,455	$33,279,008
Semi-Annual Financial Statements and Additional Information
15

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,726,574	$784,734,400	23,293,426	$1,108,388,969
Shares issued to shareholders in payment of distributions declared	1,809,523	94,999,996	1,416,558	67,513,142
Shares redeemed	(5,274,580)	(281,555,944)	(6,503,519)	(305,923,100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,261,517	$598,178,452	18,206,465	$869,979,011
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,799,013	$93,252,347	3,456,663	$158,312,764
Shares issued to shareholders in payment of distributions declared	196,252	10,002,962	110,123	5,103,113
Shares redeemed	(512,297)	(26,606,743)	(918,564)	(43,051,802)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,482,968	$76,648,566	2,648,222	$120,364,075
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,858,711	$728,236,965	22,402,052	$1,059,151,339
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $2,597,530,408. The net unrealized appreciation of investments for federal tax purposes was $567,366,174. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $640,134,319 and unrealized depreciation from investments for those securities having an excess of cost over value of $72,768,145.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $1,015,829 of its fee and voluntarily reimbursed $599,460 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2026, the Adviser reimbursed $23,236.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$418,043
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2026, FSC retained $152,441 of fees paid by the Fund. For the six months ended January 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC retained $42,109 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2026, FSC retained $9,544 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $7,872 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective on October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.84%, 0.75% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.04%, 1.83%, 0.74% and 0.73%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2026, were as follows:
Purchases	$1,217,662,832
Sales	$641,893,117
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes
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fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
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economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT All Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—57.7%
		Communication Services—5.6%
31,852		Alphabet, Inc., Class A	$ 10,765,976
19,336	[1]	CarGurus, Inc.	626,487
21,112	[1]	Cars.com, Inc.	239,832
19,091		Fox Corp.	1,389,443
3,876		Meta Platforms, Inc.	2,777,154
8,972	[1]	Netflix, Inc.	749,072
83,798	[1]	Optimum Communications, Inc.	128,211
3,126	[1]	Reddit, Inc.	563,524
10,465	[1]	Trade Desk, Inc./The	317,404
2,654		Verizon Communications, Inc.	118,156
12,922	[1]	ZoomInfo Technologies, Inc.	104,022
		TOTAL	17,779,281
		Consumer Discretionary—6.1%
42,659		Advance Auto Parts, Inc.	2,048,058
17,450	[1]	Amazon.com, Inc.	4,175,785
171	[1]	AutoZone, Inc.	633,434
246		Booking Holdings, Inc.	1,230,453
6,656	[1]	Capri Holdings Ltd.	150,226
7,242	[1]	Deckers Outdoor Corp.	864,260
3,646		eBay, Inc.	332,588
3,808	[1]	Expedia Group, Inc.	1,008,511
9,237	[1]	Five Below, Inc.	1,770,179
22,641		Ford Motor Co.	314,257
15,297	[1]	Goodyear Tire & Rubber Co.	143,945
2,210	[1]	Lululemon Athletica, Inc.	385,645
644		Murphy USA, Inc.	272,096
5,324	[1]	O’Reilly Automotive, Inc.	523,935
3,827		PVH Corp.	238,652
3,176	[1]	SharkNinja, Inc.	375,403
3,476	[1]	Tesla, Inc.	1,496,105
4,062		TJX Cos., Inc.	608,528
711	[1]	Ulta Beauty, Inc.	460,273
30,877	[1]	Viking Holdings Ltd.	2,227,775
1,216		Yum! Brands, Inc.	189,088
		TOTAL	19,449,196
		Consumer Staples—2.5%
11,638		Albertsons Cos., Inc.	193,773
2,710		Coca-Cola Bottling Co.	412,083
1,258		Costco Wholesale Corp.	1,182,834
9,408	[1]	Dollar Tree, Inc.	1,106,287
6,706		Estee Lauder Cos., Inc., Class A	773,068
4,179		Kimberly-Clark Corp.	417,858
4,410		Kroger Co.	277,168
21,095	[1]	Maplebear, Inc.	783,890
11,387		Philip Morris International, Inc.	2,043,283
7,290		WalMart, Inc.	868,531
		TOTAL	8,058,775
		Energy—1.3%
4,608		Cheniere Energy, Inc.	974,684
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
5,092		EOG Resources, Inc.	$ 570,966
11,786		PBF Energy, Inc.	394,360
2,760		Targa Resources, Inc.	554,705
10,462		Weatherford International PLC	984,265
6,979		Williams Cos., Inc.	469,407
		TOTAL	3,948,387
		Financials—8.1%
592		Aflac, Inc.	65,682
4,958		Ameriprise Financial, Inc.	2,613,808
1,157	[1]	Arch Capital Group Ltd.	111,118
16,842		Bank of New York Mellon Corp.	2,019,693
1,512		Cboe Global Markets, Inc.	400,771
3,128		Charles Schwab Corp.	325,062
45,042	[1]	Fiserv, Inc.	2,870,527
1,950		Globe Life, Inc.	273,429
487		Goldman Sachs Group, Inc.	455,545
8,918		Interactive Brokers Group, Inc., Class A	667,780
24,198		Jackson Financial, Inc.	2,877,626
1,258		Mastercard, Inc.	677,798
2,977		Morgan Stanley	544,195
106		MSCI, Inc., Class A	64,577
10,570		Northern Trust Corp.	1,579,475
4,923	[1]	PayPal Holdings, Inc.	259,393
2,275		Progressive Corp., OH	473,200
19,050		Prudential Financial, Inc.	2,116,645
22,861		State Street Corp.	2,991,590
6,068		Synchrony Financial	440,719
1,347		The Hartford Insurance Group, Inc.	181,926
10,378		The Travelers Cos., Inc.	2,952,645
10,476		Virtu Financial, Inc.	434,859
31,056		Western Union Co.	290,995
		TOTAL	25,689,058
		Health Care—6.1%
14,292		AbbVie, Inc.	3,187,259
3,612	[1]	Align Technology, Inc.	588,864
549	[1]	Alnylam Pharmaceuticals, Inc.	185,595
5,471		Amgen, Inc.	1,870,426
7,913	[1]	AnaptysBio, Inc.	375,155
1,408	[1]	Biogen, Inc.	253,285
1,532	[1]	BioMarin Pharmaceutical, Inc.	86,619
1,694		Cardinal Health, Inc.	364,007
3,840		Cencora, Inc.	1,379,405
1,010	[1]	Charles River Laboratories International, Inc.	212,585
28,629	[1]	Community Health Systems, Inc.	91,899
51,357	[1]	Elanco Animal Health, Inc.	1,236,677
1,694		Eli Lilly & Co.	1,756,932
1,983		Gilead Sciences, Inc.	281,487
2,122		Humana, Inc.	414,215
7,715	[1]	Illumina, Inc.	1,117,209
10,833	[1]	Incyte Genomics, Inc.	1,084,058
2,452		Johnson & Johnson	557,217
3,658		Merck & Co., Inc.	403,368
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
16,256	[1]	Moderna, Inc.	$ 716,402
5,672	[1]	Omnicell, Inc.	275,092
1,834	[1]	Regeneron Pharmaceuticals, Inc.	1,359,819
724		Teleflex, Inc.	75,564
2,829		UnitedHealth Group, Inc.	811,725
1,309	[1]	Veeva Systems, Inc.	266,931
708	[1]	Vertex Pharmaceuticals, Inc.	332,689
4,663	[1]	Waystar Holding Corp.	123,849
		TOTAL	19,408,333
		Industrials—5.8%
1,571		Allegion PLC	259,828
8,207		Allison Transmission Holdings, Inc.	892,101
12,831		Atmus Filtration Technologies, Inc.	743,813
1,548		Booz Allen Hamilton Holding Corp.	136,874
2,734		C.H. Robinson Worldwide, Inc.	532,993
8,625		GE Aerospace	2,646,064
3,852	[1]	GE Vernova, Inc.	2,797,977
1,247		General Dynamics Corp.	437,809
4,060		Johnson Controls International PLC	484,196
2,095		Lennox International, Inc.	1,037,193
1,491		Lockheed Martin Corp.	945,622
4,245		Paycom Software, Inc.	572,014
17,484		Pitney Bowes, Inc.	182,358
732		Ryder System, Inc.	140,017
6,476	[1]	SPX Technologies, Inc.	1,349,663
806		Trane Technologies PLC	338,987
23,707	[1]	Uber Technologies, Inc.	1,897,745
6,303	[1]	United Airlines Holdings, Inc.	644,923
22,723		Veralto Corp.	2,249,123
		TOTAL	18,289,300
		Information Technology—17.8%
3,455		Accenture PLC	910,876
9,705	[1]	Adobe, Inc.	2,845,991
2,558		Amphenol Corp., Class A	368,557
36,337		Apple, Inc.	9,428,725
4,913	[1]	Arista Networks, Inc.	696,369
13,518		Broadcom, Inc.	4,478,513
338	[1]	Cadence Design Systems, Inc.	100,170
4,701	[1]	Cirrus Logic, Inc.	612,728
4,989		Cisco Systems, Inc.	390,738
2,931	[1]	Commvault Systems, Inc.	251,187
1,676	[1]	Credo Technology Group Holding Ltd.	209,969
431	[1]	Crowdstrike Holdings, Inc.	190,246
3,506		Dell Technologies, Inc.	401,227
14,042	[1]	DXC Technology Co.	202,626
9,485	[1]	Enphase Energy, Inc.	350,755
953	[1]	Gartner, Inc., Class A	199,758
8,913	[1]	GoDaddy, Inc.	895,935
9,508		Hewlett Packard Enterprise Co.	204,612
324		IBM Corp.	99,371
5,350	[1]	Life360, Inc.	306,501
293	[1]	Lumentum Holdings, Inc.	114,809
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,739		Microchip Technology, Inc.	$ 207,945
1,121		Micron Technology, Inc.	465,080
25,417		Microsoft Corp.	10,936,681
622	[1]	MongoDB, Inc.	230,967
4,044		NetApp, Inc.	389,639
6,952	[1]	Nutanix, Inc.	273,422
46,649		NVIDIA Corp.	8,916,023
1,131	[1]	Onto Innovation, Inc.	228,519
2,545		Oracle Corp.	418,856
14,382	[1]	Palantir Technologies, Inc.	2,108,257
6,929	[1]	Palo Alto Networks, Inc.	1,226,225
5,556		Pegasystems, Inc.	242,742
3,206		Qualcomm, Inc.	485,998
1,477	[1]	Rubrik, Inc.	82,638
9,825		Salesforce, Inc.	2,085,749
7,719	[1]	ServiceNow, Inc.	903,200
12,135		Skyworks Solutions, Inc.	676,648
2,028		TD SYNNEX Corp.	321,783
9,513		Teradyne, Inc.	2,293,109
7,238		Vishay Intertechnology, Inc.	145,846
15,452		Xerox Holdings Corp.	33,840
1,319	[1]	Zoom Communications, Inc.	121,480
2,071	[1]	Zscaler, Inc.	414,221
		TOTAL	56,468,531
		Materials—1.2%
1,484		Alcoa Corp.	84,306
34,581		Celanese Corp.	1,536,780
3,359		FMC Corp.	53,072
19,455		Newmont Corp.	2,185,769
		TOTAL	3,859,927
		Real Estate—2.2%
6,000		Acadia Realty Trust	120,060
3,200		Agree Realty Corp.	231,136
4,500		Cubesmart	168,885
32,500		DiamondRock Hospitality Co.	298,350
1,850		Digital Realty Trust, Inc.	307,007
1,650		EastGroup Properties, Inc.	299,706
240		Equinix, Inc.	197,023
450		Essex Property Trust, Inc.	113,342
2,000		Extra Space Storage, Inc.	275,940
10,000		Host Hotels & Resorts, Inc.	185,300
10,200		Kite Realty Group Trust	239,598
12,500		Macerich Co. (The)	236,625
1,400		Mid-American Apartment Communities, Inc.	188,020
4,200		Omega Healthcare Investors, Inc.	184,296
9,000		Park Hotels & Resorts, Inc.	98,370
6,500		ProLogis, Inc.	848,640
1,200		Public Storage	331,428
3,000		Simon Property Group, Inc.	573,930
16,000		Sunstone Hotel Investors, Inc.	140,320
3,100		Tanger, Inc.	101,432
3,700		Terreno Realty Corp.	227,698
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
5,800		Ventas, Inc.	$ 450,486
7,200		VICI Properties, Inc.	202,176
4,100		Welltower, Inc.	772,276
		TOTAL	6,792,044
		Utilities—1.0%
2,524		American Electric Power Co., Inc.	302,312
10,586		Duke Energy Corp.	1,284,611
9,147		Edison International	569,675
20,266		Exelon Corp.	907,511
1,277		WEC Energy Group, Inc.	141,326
		TOTAL	3,205,435
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,117,417)	182,948,267
		CORPORATE BONDS—8.0%
		Basic Industry - Metals & Mining—0.1%
$ 200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	207,285
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	16,126
		TOTAL	223,411
		Capital Goods - Aerospace & Defense—0.2%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	133,627
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	245,775
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	270,444
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	15,107
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.848% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,171
		TOTAL	701,124
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	235,283
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	92,083
		TOTAL	327,366
		Capital Goods - Construction Machinery—0.2%
275,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	272,770
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	257,171
		TOTAL	529,941
		Capital Goods - Diversified Manufacturing—0.1%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	65,253
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	58,056
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	206,544
		TOTAL	329,853
		Capital Goods - Environmental—0.1%
190,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	196,240
		Communications - Cable & Satellite—0.1%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	281,847
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	84,564
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,023
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,512
		TOTAL	388,946
		Communications - Media & Entertainment—0.1%
30,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	23,634
200,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	183,756
		TOTAL	207,390
		Communications - Telecom Wireless—0.4%
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	149,772
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	$ 353,776
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	198,435
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	304,926
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	169,674
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	243,207
	TOTAL	1,419,790
	Communications - Telecom Wirelines—0.2%
275,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	275,432
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,021
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,266
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,791
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	137,941
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	86,313
230,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	227,203
	TOTAL	746,967
	Consumer Cyclical - Automotive—0.3%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	284,368
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	160,341
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	183,996
225,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	238,164
225,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	233,885
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,816
	TOTAL	1,112,570
	Consumer Cyclical - Retailers—0.1%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	171,577
	Consumer Cyclical - Services—0.1%
195,000	Amazon.com, Inc., 4.100%, 11/20/2030	195,087
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,407
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	208,210
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,375
	TOTAL	427,079
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,597
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	301,515
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	297,698
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	267,747
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,647
	TOTAL	910,204
	Consumer Non-Cyclical - Health Care—0.2%
200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	198,670
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	113,956
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	311,517
	TOTAL	624,143
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	412,185
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,888
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,040
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,774
260,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	260,714
	TOTAL	708,601
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	480,670
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.2%
$ 50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	$ 51,561
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	122,854
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,644
15,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	14,951
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	255,867
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	135,431
	TOTAL	584,308
	Energy - Integrated—0.2%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	300,416
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	172,299
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	149,873
	TOTAL	622,588
	Energy - Midstream—0.6%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	117,000
400,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	401,580
275,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	278,270
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,309
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	109,737
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,949
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	170,156
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,703
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	40,039
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,557
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,986
325,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	333,915
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,342
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,129
250,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	253,708
	TOTAL	1,844,380
	Energy - Refining—0.0%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,082
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,700
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	15,090
	TOTAL	37,872
	Financial Institution - Banking—1.3%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	359,650
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	299,770
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	15,011
70,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	72,175
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	151,121
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	169,850
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	15,100
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	78,241
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,878
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	219,956
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	163,149
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,431
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	162,583
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	101,437
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	91,171
350,000	Morgan Stanley, Sr. Unsecd. Note, 4.465%, 11/19/2031	350,210
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	184,736
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	$ 111,104
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	248,484
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	172,407
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,497
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	166,828
205,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	205,568
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	318,025
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	221,414
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,006
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	207,557
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,998
	TOTAL	4,158,357
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	70,077
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,719
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	257,918
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	255,141
	TOTAL	513,059
	Financial Institution - Insurance - Life—0.2%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	314,006
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,747
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,338
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,435
350,000	PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	350,570
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	52,874
	TOTAL	763,970
	Financial Institution - Insurance - P&C—0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,288
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	43,245
	TOTAL	51,533
	Financial Institution - REIT - Apartment—0.2%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	252,183
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	56,643
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	171,567
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	69,620
	TOTAL	550,013
	Financial Institution - REIT - Healthcare—0.1%
275,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	279,340
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	182,927
	TOTAL	462,267
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,868
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	203,544
	TOTAL	273,412
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	72,324
	Financial Institution - REIT - Retail—0.1%
275,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	281,359
	Technology—0.6%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,428
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	$ 168,436
70,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	52,863
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	215,256
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,493
34,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	34,100
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	106,924
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,781
205,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	203,357
75,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	80,632
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,564
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,250
190,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	152,780
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	174,665
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	522,102
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	158,392
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,484
	TOTAL	1,927,507
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	224,086
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,273
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,674
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	215,894
275,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	284,247
	TOTAL	534,088
	Utility - Electric—0.7%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	129,609
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	88,077
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	70,000
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	302,389
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	119,803
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	169,865
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	199,798
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	110,474
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,755
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	201,325
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	249,420
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	174,669
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	238,887
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	91,799
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	173,173
	TOTAL	2,349,043
	Utility - Natural Gas Distributor—0.1%
300,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	311,540
	Utility - Other—0.0%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	129,270
	TOTAL CORPORATE BONDS (IDENTIFIED COST $25,880,906)	25,493,644
	U.S. TREASURIES—7.0%
	Treasury Inflation-Indexed Note—0.5%
611,010	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	620,368
1,009,570	U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	1,012,980
	TOTAL	1,633,348
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bond—1.0%
$ 340,000		United States Treasury Bond, 2.250%, 2/15/2052	$ 205,488
125,000		United States Treasury Bond, 3.000%, 8/15/2052	89,121
50,000		United States Treasury Bond, 3.250%, 5/15/2042	41,547
225,000		United States Treasury Bond, 3.375%, 8/15/2042	189,598
350,000		United States Treasury Bond, 4.125%, 8/15/2053	308,383
475,000		United States Treasury Bond, 4.250%, 8/15/2054	427,352
485,000		United States Treasury Bond, 4.500%, 11/15/2054	455,142
750,000		United States Treasury Bond, 4.625%, 2/15/2055	718,711
500,000		United States Treasury Bond, 4.625%, 11/15/2055	479,062
225,000		United States Treasury Bond, 4.750%, 8/15/2055	220,113
		TOTAL	3,134,517
		U.S. Treasury Note—5.5%
500,000		United States Treasury Note, 2.375%, 3/31/2029	481,405
500,000		United States Treasury Note, 2.750%, 5/31/2029	486,055
550,000		United States Treasury Note, 3.125%, 8/31/2029	539,902
600,000		United States Treasury Note, 3.375%, 11/30/2027	598,361
1,300,000		United States Treasury Note, 3.500%, 9/30/2027	1,299,407
800,000		United States Treasury Note, 3.500%, 10/31/2027	799,520
200,000		United States Treasury Note, 3.625%, 8/31/2027	200,286
300,000		United States Treasury Note, 3.625%, 8/31/2030	298,102
1,100,000		United States Treasury Note, 3.625%, 9/30/2030	1,092,781
300,000		United States Treasury Note, 3.625%, 10/31/2030	297,937
1,250,000		United States Treasury Note, 3.625%, 12/31/2030	1,240,430
300,000		United States Treasury Note, 3.750%, 10/31/2032	295,406
1,400,000		United States Treasury Note, 3.875%, 12/31/2027	1,408,759
150,000		United States Treasury Note, 3.875%, 6/15/2028	151,066
1,320,000		United States Treasury Note, 3.875%, 6/30/2030	1,326,394
500,000		United States Treasury Note, 3.875%, 12/31/2032	495,703
200,000		United States Treasury Note, 4.000%, 2/28/2030	202,063
525,000		United States Treasury Note, 4.000%, 3/31/2030	530,332
100,000		United States Treasury Note, 4.000%, 7/31/2030	100,977
175,000		United States Treasury Note, 4.000%, 6/30/2032	175,287
55,000		United States Treasury Note, 4.000%, 2/15/2034	54,553
1,000,000		United States Treasury Note, 4.000%, 11/15/2035	979,531
295,000		United States Treasury Note, 4.125%, 7/31/2028	298,895
1,675,000	[3]	United States Treasury Note, 4.125%, 10/31/2029	1,699,863
450,000		United States Treasury Note, 4.125%, 2/29/2032	454,500
50,000		United States Treasury Note, 4.250%, 8/15/2035	50,063
350,000		United States Treasury Note, 4.375%, 11/30/2030	358,859
75,000		United States Treasury Note, 4.375%, 5/15/2034	76,230
1,400,000		United States Treasury Note, 4.500%, 12/31/2031	1,442,875
		TOTAL	17,435,542
		TOTAL U.S. TREASURIES (IDENTIFIED COST $22,420,519)	22,203,407
		ASSET-BACKED SECURITIES—2.6%
		Auto Receivables—1.2%
300,000		AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	301,420
285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	286,482
225,793		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	227,319
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	310,699
300,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	302,993
203,059		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	205,149
150,000		LAD Auto Receivables Trust 2025-2A, Class C, 4.700%, 8/16/2032	151,340
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 140,547		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	$ 142,039
250,068		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	251,127
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	254,532
178,706		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	180,798
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	230,368
250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A4, 4.500%, 3/20/2029	252,052
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	255,673
323,647		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	325,402
		TOTAL	3,677,393
		Credit Card—0.2%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	345,861
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	390,101
		TOTAL	735,962
		Equipment Lease—0.9%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,347
185,000		Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	187,074
375,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	376,145
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	308,526
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	310,289
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	202,140
280,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	284,200
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	406,357
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	305,327
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	306,004
		TOTAL	2,886,409
		Other—0.3%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	226,210
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	304,015
225,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	227,742
200,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	202,210
		TOTAL	960,177
		Student Loans—0.0%
111,819		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	103,381
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,277,301)	8,363,322
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Federal Home Loan Mortgage Corporation—0.7%
1,003		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,040
167,382	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.697% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	168,210
233,304	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.797% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	235,177
138,625	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.897% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	139,666
106,464	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.897% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	107,094
316,312	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.847% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	319,972
154,755	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.897% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	155,744
134,349	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.697% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	134,359
309,266	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.847% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	310,246
610,411	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.747% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	613,912
		TOTAL	2,185,420
		Federal National Mortgage Association—0.2%
44		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	43
302,225	[2]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.897% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	303,808
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 310,948	[2]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.797% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	$ 313,066
		TOTAL	616,917
		Government National Mortgage Association—0.6%
383,564	[2]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.603% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	385,229
335,889	[2]	Government National Mortgage Association REMIC, Series 2023-83, Class DF, 4.683% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	337,864
501,043	[2]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 5.098% (30-DAY AVERAGE SOFR +0.000%), 4/20/2054	501,362
695,120	[2]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.703% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	700,090
		TOTAL	1,924,545
		Non-Agency Mortgage—0.1%
327,014		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	297,813
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,998,923)	5,024,695
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.2%
		Commercial Mortgage—0.9%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	159,012
300,000		Bank 2024-BNK48, Class A4, 4.775%, 10/15/2057	301,509
248,770		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	257,186
250,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	256,033
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	209,064
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	204,084
300,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	307,268
350,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	352,363
250,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.273% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,701
225,000	[2]	ORL Trust 2024-GLKS, Class A, 5.172% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,563
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	231,795
		TOTAL	2,754,578
		Federal Home Loan Mortgage Corporation—0.3%
186,911		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	178,830
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	257,917
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	346,894
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	206,879
		TOTAL	990,520
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,725,816)	3,745,098
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
15,872		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	15,458
		Federal National Mortgage Association—0.1%
3,719		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	3,857
375		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	388
16,059		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	15,744
28,246		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	26,881
20,446		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	20,605
10,402		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,596
12,290		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	11,338
2,508		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	2,484
11,003		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	10,638
6,607		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	5,982
8,516		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	7,947
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,074	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	$ 10,342
8,000	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,191
5,318	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	4,981
17,164	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	15,627
7,943	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,443
10,922	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	11,178
13,324	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	13,421
17,271	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	15,914
12,154	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	11,774
	TOTAL	213,331
	Government National Mortgage Association—0.0%
9,641	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,148
6,142	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	5,962
	TOTAL	15,110
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $260,412)	243,899
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $31,827)	30,619
	EXCHANGE-TRADED FUNDS—7.5%
102,000	iShares Core MSCI Emerging Markets ETF	7,401,120
163,800	iShares MSCI EAFE ETF	16,501,212
	Total Exchange-Traded Funds (IDENTIFIED COST $19,221,933)	23,902,332
	INVESTMENT COMPANIES—14.2%
127,678	Bank Loan Core Fund	1,082,706
344,568	Emerging Markets Core Fund	3,142,463
4,814,147	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[4]	4,814,147
523,061	High Yield Bond Core Fund	2,991,909
2,724,266	Mortgage Core Fund	23,156,262
1,102,161	Project and Trade Finance Core Fund	9,842,294
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,050,274)	45,029,781
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $273,985,328)[5]	316,985,064
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	273,386
	NET ASSETS—100%	$317,258,450
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$115,125	March 2026	$(1,772)
United States Treasury Notes 2-Year Long Futures	42	$8,756,672	March 2026	$(8,876)
United States Treasury Notes 5-Year Long Futures	22	$2,396,453	March 2026	$(11,175)
United States Treasury Notes 10-Year Long Futures	2	$223,656	March 2026	$6
United States Treasury Notes 10-Year Ultra Long Futures	36	$4,109,625	March 2026	$(51,010)
United States Treasury Ultra Bond Long Futures	33	$3,875,438	March 2026	$(28,340)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(101,167)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Affiliates	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Bank Loan Core Fund	$2,754,459	$200,619	$(1,857,000)	$(10,984)	$(4,388)	$1,082,706	127,678	$50,788
Emerging Markets Core Fund	$3,284,591	$417,060	$(630,000)	$22,893	$47,919	$3,142,463	344,568	$156,575
Federated Hermes Government Obligations Fund, Premier Shares	$8,948,486	$40,118,722	$(44,253,061)	$—	$—	$4,814,147	4,814,147	$194,342
High Yield Bond Core Fund	$2,641,252	$337,698	$—	$12,959	$—	$2,991,909	523,061	$86,790
Mortgage Core Fund	$21,002,335	$2,495,478	$(980,000)	$824,913	$(186,464)	$23,156,262	2,724,266	$542,929
Project and Trade Finance Core Fund	$7,796,906	$2,035,771	$—	$9,617	$—	$9,842,294	1,102,161	$302,280
TOTAL OF AFFILIATED TRANSACTIONS	$46,428,029	$45,605,348	$(47,720,061)	$859,398	$(142,933)	$45,029,781	9,635,881	$1,333,704

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$182,562,622	$—	$—	$182,562,622
International	385,645	—	—	385,645
Debt Securities:
Corporate Bonds	—	25,493,644	—	25,493,644
U.S. Treasuries	—	22,203,407	—	22,203,407
Asset-Backed Securities	—	8,363,322	—	8,363,322
Collateralized Mortgage Obligations	—	5,024,695	—	5,024,695
Commercial Mortgage-Backed Securities	—	3,745,098	—	3,745,098
Mortgage-Backed Securities	—	243,899	—	243,899
Municipal Bond	—	30,619	—	30,619
Exchange-Traded Funds	23,902,332	—	—	23,902,332
Investment Companies	35,187,487	—	—	35,187,487
Other Investments[1]	—	—	—	9,842,294
TOTAL SECURITIES	$242,038,086	$65,104,684	$—	$316,985,064
Other Financial Instruments:[2]
Assets	$6	$—	$—	$6
Liabilities	(101,173)	—	—	(101,173)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(101,167)	$—	$—	$(101,167)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $9,842,294 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.97	$22.38	$19.51	$19.57	$23.18	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.30	0.28	0.16	0.16
Net realized and unrealized gain (loss)	1.15	2.53	2.86	0.85	(1.60)	4.30
Total From Investment Operations	1.32	2.86	3.16	1.13	(1.44)	4.46
Less Distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.29)	(0.09)	(0.13)	(0.07)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(1.93)	(2.27)	(0.29)	(1.19)	(2.17)	(0.87)
Net Asset Value, End of Period	$22.36	$22.97	$22.38	$19.51	$19.57	$23.18
Total Return[2]	5.80%	13.31%	16.36%	6.28%	(7.05)%	23.31%
Ratios to Average Net Assets:
Net expenses[3]	1.27%[4]	1.30%	1.31%	1.31%	1.30%	1.31%
Net investment income	1.43%[4]	1.47%	1.46%	1.48%	0.73%	0.77%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.01%	0.04%	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,410	$151,074	$130,833	$115,519	$114,889	$124,559
Portfolio turnover[7]	24%	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.31	$21.81	$19.02	$19.16	$22.78	$19.35
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.15	0.14	0.14	(0.01)	0.00[2]
Net realized and unrealized gain (loss)	1.13	2.46	2.78	0.82	(1.57)	4.23
Total From Investment Operations	1.20	2.61	2.92	0.96	(1.58)	4.23
Less Distributions:
Distributions from net investment income	(0.14)	(0.15)	(0.13)	—	—	—
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(1.79)	(2.11)	(0.13)	(1.10)	(2.04)	(0.80)
Net Asset Value, End of Period	$21.72	$22.31	$21.81	$19.02	$19.16	$22.78
Total Return[3]	5.40%	12.44%	15.46%	5.45%	(7.76)%	22.37%
Ratios to Average Net Assets:
Net expenses[4]	2.05%[5]	2.08%	2.08%	2.10%	2.06%	2.06%
Net investment income (loss)	0.66%[5]	0.69%	0.70%	0.69%	(0.05)%	0.01%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.01%	0.01%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,493	$15,267	$12,272	$11,890	$13,503	$16,941
Portfolio turnover[8]	24%	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.08	$22.47	$19.62	$19.67	$23.28	$19.67
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.35	0.33	0.21	0.22
Net realized and unrealized gain (loss)	1.15	2.55	2.87	0.86	(1.60)	4.30
Total From Investment Operations	1.35	2.93	3.22	1.19	(1.39)	4.52
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.37)	(0.14)	(0.18)	(0.11)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(1.98)	(2.32)	(0.37)	(1.24)	(2.22)	(0.91)
Net Asset Value, End of Period	$22.45	$23.08	$22.47	$19.62	$19.67	$23.28
Total Return[2]	5.90%	13.60%	16.62%	6.57%	(6.82)%	23.59%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.66%[4]	1.71%	1.72%	1.74%	0.97%	1.02%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.02%	0.04%	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,346	$99,413	$81,187	$69,433	$65,157	$73,997
Portfolio turnover[7]	24%	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.01	$22.40	$19.56	$19.63	$23.24	$19.61
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.39	0.36	0.32	0.22	0.22
Net realized and unrealized gain (loss)	1.16	2.55	2.85	0.87	(1.61)	4.31
Total From Investment Operations	1.36	2.94	3.21	1.19	(1.39)	4.53
Less Distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.37)	(0.16)	(0.18)	(0.10)
Distributions from net realized gain	(1.65)	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(1.99)	(2.33)	(0.37)	(1.26)	(2.22)	(0.90)
Net Asset Value, End of Period	$22.38	$23.01	$22.40	$19.56	$19.63	$23.24
Total Return[2]	5.95%	13.70%	16.66%	6.59%	(6.81)%	23.70%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4]	1.02%	1.02%	1.04%	1.01%	1.05%
Net investment income	1.72%[4]	1.77%	1.75%	1.76%	1.05%	1.03%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,010	$15,769	$3,279	$2,648	$2,286	$1,836
Portfolio turnover[7]	24%	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $45,029,781 of investments in affiliated holdings* (identified cost $273,985,328, including $45,050,274 of identified cost in affiliated holdings)	$316,985,064
Income receivable	807,795
Income receivable from affiliated holdings	27,232
Receivable for investments sold	1,428,016
Receivable for shares sold	295,054
Receivable for variation margin on futures contracts	8,420
Total Assets	319,551,581
Liabilities:
Payable for investments purchased	1,894,047
Payable for shares redeemed	197,995
Payable for investment adviser fee (Note 5)	13,060
Payable for administrative fee (Note 5)	1,347
Payable for distribution services fee (Note 5)	11,043
Payable for other service fees (Notes 2 and 5)	71,585
Accrued expenses (Note 5)	104,054
Total Liabilities	2,293,131
Net assets for 14,186,636 shares outstanding	$317,258,450
Net Assets Consist of:
Paid-in capital	$274,870,762
Total distributable earnings (loss)	42,387,688
Net Assets	$317,258,450
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($159,409,932 ÷ 7,128,081 shares outstanding), no par value, unlimited shares authorized	$22.36
Offering price per share (100/95.50 of $22.36)	$23.41
Redemption proceeds per share	$22.36
Class C Shares:
Net asset value per share ($17,492,508 ÷ 805,331 shares outstanding), no par value, unlimited shares authorized	$21.72
Offering price per share	$21.72
Redemption proceeds per share (99.00/100 of $21.72)	$21.50
Institutional Shares:
Net asset value per share ($123,346,023 ÷ 5,493,149 shares outstanding), no par value, unlimited shares authorized	$22.45
Offering price per share	$22.45
Redemption proceeds per share	$22.45
Class R6 Shares:
Net asset value per share ($17,009,987 ÷ 760,075 shares outstanding), no par value, unlimited shares authorized	$22.38
Offering price per share	$22.38
Redemption proceeds per share	$22.38

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Dividends (including $1,328,953 received from affiliated holdings*)	$2,677,033
Interest	1,416,861
Net income on securities loaned (includes $4,751 earned from affiliated holdings related to cash collateral balances*) (Note 2)	3,965
TOTAL INCOME	4,097,859
Expenses:
Investment adviser fee (Note 5)	1,136,667
Administrative fee (Note 5)	120,921
Custodian fees	22,706
Transfer agent fees (Note 2)	120,847
Directors’/Trustees’ fees (Note 5)	1,495
Auditing fees	20,854
Legal fees	5,602
Portfolio accounting fees	68,546
Distribution services fee (Note 5)	61,885
Other service fees (Notes 2 and 5)	208,930
Share registration costs	42,364
Printing and postage	13,854
Miscellaneous (Note 5)	15,601
TOTAL EXPENSES	1,840,272
Reimbursement of investment adviser fee (Note 5)	(3,432)
Net expenses	1,836,840
Net investment income	2,261,019
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(142,933) on sales of investments in affiliated holdings*)	5,108,945
Net realized gain on futures contracts	200,359
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $859,398 on investments in affiliated holdings*)	9,262,891
Net change in unrealized depreciation of futures contracts	(45,018)
Net realized and unrealized gain (loss) on investments and futures contracts	14,527,177
Change in net assets resulting from operations	$16,788,196

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,261,019	$3,806,413
Net realized gain (loss)	5,309,304	23,320,533
Net change in unrealized appreciation/depreciation	9,217,873	4,617,900
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,788,196	31,744,846
Distributions to Shareholders:
Class A Shares	(12,892,556)	(13,282,003)
Class C Shares	(1,296,405)	(1,193,607)
Institutional Shares	(9,577,043)	(9,038,895)
Class R6 Shares	(1,415,203)	(349,350)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,181,207)	(23,863,855)
Share Transactions:
Proceeds from sale of shares	47,370,295	75,322,293
Net asset value of shares issued to shareholders in payment of distributions declared	24,826,337	23,238,496
Cost of shares redeemed	(28,069,780)	(52,487,147)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,126,852	46,073,642
Change in net assets	35,733,841	53,954,633
Net Assets:
Beginning of period	281,524,609	227,569,976
End of period	$317,258,450	$281,524,609
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $3,432 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$60,131
Class C Shares	7,807
Institutional Shares	50,606
Class R6 Shares	2,303
TOTAL	$120,847
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$188,301
Class C Shares	20,629
TOTAL	$208,930
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, security and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $43,461,518 and $1,295,304, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
Semi-Annual Financial Statements and Additional Information

on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
At January 31, 2026, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(101,167)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$200,359

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(45,018)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	425,963	$9,902,400	1,123,636	$24,782,310
Shares issued to shareholders in payment of distributions declared	561,684	12,661,028	580,962	12,838,576
Shares redeemed	(436,707)	(10,109,654)	(974,496)	(21,636,858)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	550,940	$12,453,774	730,102	$15,984,028
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	129,951	$2,908,751	244,632	$5,274,772
Shares issued to shareholders in payment of distributions declared	58,286	1,272,346	52,980	1,136,699
Shares redeemed	(67,208)	(1,512,283)	(176,009)	(3,833,123)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	121,029	$2,668,814	121,603	$2,578,348
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,416,877	$32,975,588	1,435,513	$32,243,774
Shares issued to shareholders in payment of distributions declared	418,470	9,477,772	401,466	8,913,886
Shares redeemed	(650,184)	(15,148,162)	(1,142,633)	(25,209,362)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,185,163	$27,305,198	694,346	$15,948,298
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	68,022	$1,583,556	606,064	$13,021,437
Shares issued to shareholders in payment of distributions declared	62,683	1,415,191	15,786	349,335
Shares redeemed	(56,092)	(1,299,681)	(82,743)	(1,807,804)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	74,613	$1,699,066	539,107	$11,562,968
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,931,745	$44,126,852	2,085,158	$46,073,642
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $273,985,328. The net unrealized appreciation of investments for federal tax purposes was $42,898,569. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $50,462,584 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,564,015. The amounts presented are inclusive of derivative contracts.
At July 31, 2025, for federal income tax purposes, the Fund had $601 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2026, the Adviser reimbursed $3,432.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2026, the Sub-Adviser earned a fee of $131,894.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Financial Statements and Additional Information

In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$61,885
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $19,366 of fees paid by the Fund. For the six months ended January 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC retained $6,377 in sales charges from the sale of Class A Shares. FSC also retained $2,023 of CDSC relating to redemptions of Class A Shares and $3,563 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $9,870 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2026, were as follows:
Purchases	$75,738,463
Sales	$52,571,112
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Balanced Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Communication Services—11.5%
794,153		Alphabet, Inc., Class A	$ 268,423,714
246,337		Meta Platforms, Inc.	176,500,460
286,801	[1]	Netflix, Inc.	23,945,015
62,554	[1]	Reddit, Inc.	11,276,610
29,770	[1]	Spotify Technology S.A.	14,895,420
828,236	[1]	Trade Desk, Inc./The	25,120,398
228,382	[1]	ZoomInfo Technologies, Inc.	1,838,475
		TOTAL	522,000,092
		Consumer Discretionary—14.0%
179,731	[1]	Airbnb, Inc.	23,251,800
861,400	[1]	Amazon.com, Inc.	206,133,020
12,629		Booking Holdings, Inc.	63,168,237
211,269	[1]	Deckers Outdoor Corp.	25,212,843
46,519		eBay, Inc.	4,243,463
300,577	[1]	Five Below, Inc.	57,602,576
55,734	[1]	Lululemon Athletica, Inc.	9,725,583
323,561	[1]	Tesla, Inc.	139,263,890
206,116		TJX Cos., Inc.	30,878,238
1,007,886	[1]	Viking Holdings Ltd.	72,718,975
25,954	[1]	Wayfair, Inc.	2,685,979
17,402		Yum! Brands, Inc.	2,706,011
		TOTAL	637,590,615
		Consumer Staples—2.0%
80,488		Costco Wholesale Corp.	75,678,842
79,364		Estee Lauder Cos., Inc., Class A	9,149,082
195,918	[1]	Maplebear, Inc.	7,280,313
		TOTAL	92,108,237
		Energy—0.1%
65,706		Weatherford International PLC	6,181,620
		Financials—7.1%
78,035		Ameriprise Financial, Inc.	41,139,272
29,225	[1]	Arch Capital Group Ltd.	2,806,769
121,469		Bank of New York Mellon Corp.	14,566,562
998,407	[1]	Fiserv, Inc.	63,628,478
24,878		Goldman Sachs Group, Inc.	23,271,130
180,307		Mastercard, Inc.	97,147,608
9,645		Moody’s Corp.	4,972,576
36,457		Morgan Stanley	6,664,340
204,355		Visa, Inc., Class A	65,767,570
		TOTAL	319,964,305
		Health Care—8.2%
456,650		AbbVie, Inc.	101,837,517
42,307	[1]	Align Technology, Inc.	6,897,310
45,998	[1]	Alnylam Pharmaceuticals, Inc.	15,550,084
59,429		Amgen, Inc.	20,317,587
12,785	[1]	Boston Scientific Corp.	1,195,781
34,907		Cardinal Health, Inc.	7,500,816
29,796		Cencora, Inc.	10,703,319
26,209	[1]	Dexcom, Inc.	1,914,305
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
110,069		Eli Lilly & Co.	$ 114,158,063
50,950		Gilead Sciences, Inc.	7,232,353
79,029	[1]	Illumina, Inc.	11,444,190
43,472	[1]	Incyte Genomics, Inc.	4,350,243
22,724	[1]	Intuitive Surgical, Inc.	11,457,895
54,967		Regeneron Pharmaceuticals, Inc.	40,755,282
24,935	[1]	Veeva Systems, Inc.	5,084,745
23,862	[1]	Vertex Pharmaceuticals, Inc.	11,212,754
		TOTAL	371,612,244
		Industrials—6.0%
91,364		Allison Transmission Holdings, Inc.	9,931,267
35,562		Cintas Corp.	6,806,211
172,849		GE Aerospace	53,028,345
123,109		GE Vernova, Inc.	89,422,684
63,644		Paycom Software, Inc.	8,576,029
14,169		Trane Technologies PLC	5,959,198
739,664	[1]	Uber Technologies, Inc.	59,210,103
416,859		Veralto Corp.	41,260,704
		TOTAL	274,194,541
		Information Technology—47.5%
350,068	[1]	Adobe, Inc.	102,657,441
29,021	[1]	Advanced Micro Devices, Inc.	6,870,141
375,013		Amphenol Corp., Class A	54,031,873
963,063		Apple, Inc.	249,895,587
39,034	[1]	AppLovin Corp.	18,467,376
513,784	[1]	Arista Networks, Inc.	72,823,744
80,554	[1]	Autodesk, Inc.	20,369,690
615,979		Broadcom, Inc.	204,073,843
93,774	[1]	Cadence Design Systems, Inc.	27,790,863
72,445	[1]	Crowdstrike Holdings, Inc.	31,977,585
17,026	[1]	Datadog, Inc.	2,201,802
193,513		Dell Technologies, Inc.	22,145,628
43,755	[1]	DocuSign, Inc.	2,298,888
77,271	[1]	Enphase Energy, Inc.	2,857,482
36,196	[1]	EPAM Systems, Inc.	7,550,486
243,368	[1]	Fortinet, Inc.	19,776,084
31,479	[1]	Gartner, Inc., Class A	6,598,313
178,090	[1]	GoDaddy, Inc.	17,901,607
11,407	[1]	Guidewire Software, Inc.	1,605,649
54,855		Intuit, Inc.	27,368,257
20,849		KLA Corp.	29,771,121
451,282		Lam Research Corp.	105,356,296
60,091	[1]	Lumentum Holdings, Inc.	23,546,057
555,664		Microsoft Corp.	239,096,662
31,371	[1]	MongoDB, Inc.	11,648,993
192,725		NetApp, Inc.	18,569,054
31,015	[1]	Nutanix, Inc.	1,219,820
1,669,217		NVIDIA Corp.	319,037,445
199,205		Oracle Corp.	32,785,159
567,155	[1]	Palantir Technologies, Inc.	83,139,251
351,947	[1]	Palo Alto Networks, Inc.	62,284,061
159,177	[1]	Pure Storage, Inc.	11,069,168
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
422,776		Qualcomm, Inc.	$ 64,088,614
168,459	[1]	Rubrik, Inc.	9,425,281
321,771		Salesforce, Inc.	68,308,766
623,104	[1]	ServiceNow, Inc.	72,909,399
73,832	[1]	Snowflake, Inc.	14,227,426
258,904		Teradyne, Inc.	62,408,809
6,155	[1]	Workday, Inc.	1,081,003
147,706	[1]	Zscaler, Inc.	29,542,677
		TOTAL	2,158,777,401
		Materials—0.5%
465,657		Celanese Corp.	20,693,797
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,546,464,538)	4,403,122,852
		INVESTMENT COMPANY—2.1%
94,292,411		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[2] (IDENTIFIED COST $94,292,411)	94,292,411
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $3,640,756,949)[3]	4,497,415,263
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	46,959,252
		NET ASSETS—100%	$4,544,374,515
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$75,787,511
Purchases at Cost	$856,363,805
Proceeds from Sales	$(837,858,905)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$94,292,411
Shares Held as of 1/31/2026	94,292,411
Dividend Income	$1,825,429

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.18	$30.74	$24.17	$23.32	$31.22	$25.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.10)	(0.04)	0.01	(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.79	7.76	7.02	3.59	(1.89)	8.36
Total From Investment Operations	1.70	7.66	6.98	3.60	(1.97)	8.29
Less Distributions:
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$37.56	$37.18	$30.74	$24.17	$23.32	$31.22
Total Return[2]	4.45%	25.16%	29.25%	18.56%	(8.93)%	35.00%
Ratios to Average Net Assets:
Net expenses[3]	1.00%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income (loss)	(0.45)%[4]	(0.31)%	(0.15)%	0.03%	(0.30)%	(0.27)%
Expense waiver/reimbursement[5]	0.07%[4]	0.12%	0.23%	0.29%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$417,071	$377,688	$247,412	$146,478	$106,863	$123,486
Portfolio turnover[6]	21%	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.38	$23.08	$18.38	$18.56	$26.16	$21.43
Income From Investment Operations:
Net investment income (loss)[1]	(0.17)	(0.26)	(0.18)	(0.12)	(0.23)	(0.23)
Net realized and unrealized gain (loss)	1.32	5.78	5.29	2.69	(1.44)	7.06
Total From Investment Operations	1.15	5.52	5.11	2.57	(1.67)	6.83
Less Distributions:
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$27.21	$27.38	$23.08	$18.38	$18.56	$26.16
Total Return[2]	4.03%	24.22%	28.27%	17.69%	(9.60)%	34.01%
Ratios to Average Net Assets:
Net expenses[3]	1.77%[4]	1.74%	1.74%	1.74%	1.74%	1.74%
Net investment income (loss)	(1.23)%[4]	(1.06)%	(0.90)%	(0.73)%	(1.05)%	(1.02)%
Expense waiver/reimbursement[5]	0.05%[4]	0.12%	0.23%	0.29%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,968	$57,824	$33,774	$20,413	$14,743	$17,671
Portfolio turnover[6]	21%	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.97	$33.68	$26.39	$25.13	$33.14	$26.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.02)	0.03	0.06	(0.01)	0.00[2]
Net realized and unrealized gain (loss)	1.96	8.53	7.67	3.95	(2.07)	8.85
Total From Investment Operations	1.92	8.51	7.70	4.01	(2.08)	8.85
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	(0.00)[2]	—	—	—
Distributions from net realized gain	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Total Distributions	(1.32)	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$41.57	$40.97	$33.68	$26.39	$25.13	$33.14
Total Return[3]	4.58%	25.51%	29.54%	18.88%	(8.72)%	35.33%
Ratios to Average Net Assets:
Net expenses[4]	0.75%[5]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss)	(0.21)%[5]	(0.06)%	0.09%	0.24%	(0.04)%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.13%	0.24%	0.28%	0.33%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,653,884	$2,596,516	$1,226,156	$434,306	$74,192	$53,631
Portfolio turnover[7]	21%	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025	Period Ended 7/31/2024[1]
Net Asset Value, Beginning of Period	$40.96	$33.68	$33.20
Income From Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.03)	(0.00)[3]
Net realized and unrealized gain (loss)	1.97	8.53	0.48
Total From Investment Operations	1.93	8.50	0.48
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	—
Distributions from net realized gain	(1.32)	(1.22)	—
Total Distributions	(1.32)	(1.22)	—
Net Asset Value, End of Period	$41.57	$40.96	$33.68
Total Return[4]	4.61%	25.48%	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.72%[6]	0.71%	0.71%[6]
Net investment income (loss)	(0.18)%[6]	(0.07)%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	0.04%[6]	0.08%	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$407,452	$292,858	$51
Portfolio turnover[9]	21%	58%	58%[10]

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than 0.01%.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $94,292,411 of investments in affiliated holdings* (identified cost $3,640,756,949, including $94,292,411 of identified cost in affiliated holdings)	$4,497,415,263
Income receivable	1,184,414
Income receivable from affiliated holdings	298,330
Receivable for investments sold	26,280,974
Receivable for shares sold	52,470,919
Total Assets	4,577,649,900
Liabilities:
Payable for investments purchased	26,975,676
Payable for shares redeemed	5,765,854
Payable for investment adviser fee (Note 5)	151,144
Payable for administrative fee (Note 5)	19,192
Payable for Directors’/Trustees’ fees (Note 5)	144
Payable for distribution services fee (Note 5)	41,931
Payable for other service fees (Notes 2 and 5)	205,926
Accrued expenses (Note 5)	115,518
Total Liabilities	33,275,385
Net assets for 111,234,033 shares outstanding	$4,544,374,515
Net Assets Consist of:
Paid-in capital	$3,663,023,953
Total distributable earnings (loss)	881,350,562
Net Assets	$4,544,374,515
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($417,070,670 ÷ 11,105,065 shares outstanding), no par value, unlimited shares authorized	$37.56
Offering price per share (100/94.50 of $37.56)	$39.75
Redemption proceeds per share	$37.56
Class C Shares:
Net asset value per share ($65,967,819 ÷ 2,424,073 shares outstanding), no par value, unlimited shares authorized	$27.21
Offering price per share	$27.21
Redemption proceeds per share (99.00/100 of $27.21)	$26.94
Institutional Shares:
Net asset value per share ($3,653,884,383 ÷ 87,903,171 shares outstanding), no par value, unlimited shares authorized	$41.57
Offering price per share	$41.57
Redemption proceeds per share	$41.57
Class R6 Shares:
Net asset value per share ($407,451,643 ÷ 9,801,724 shares outstanding), no par value, unlimited shares authorized	$41.57
Offering price per share	$41.57
Redemption proceeds per share	$41.57

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Dividends (including $1,825,429 received from affiliated holdings*)	$11,143,924
Net income on securities loaned (Note 2)	534
TOTAL INCOME	11,144,458
Expenses:
Investment adviser fee (Note 5)	13,334,273
Administrative fee (Note 5)	1,585,454
Custodian fees	64,106
Transfer agent fees (Note 2)	1,506,413
Directors’/Trustees’ fees (Note 5)	9,267
Auditing fees	15,383
Legal fees	5,602
Portfolio accounting fees	104,932
Distribution services fee (Note 5)	237,783
Other service fees (Notes 2 and 5)	606,303
Share registration costs	167,341
Printing and postage	50,728
Miscellaneous (Note 5)	18,331
TOTAL EXPENSES	17,705,916
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(781,268)
Reimbursement of other operating expenses (Notes 2 and 5)	(753,418)
TOTAL WAIVER AND REIMBURSEMENTS	(1,534,686)
Net expenses	16,171,230
Net investment income (loss)	(5,026,772)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	67,118,148
Net change in unrealized appreciation of investments	103,114,366
Net realized and unrealized gain (loss) on investments	170,232,514
Change in net assets resulting from operations	$165,205,742

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(5,026,772)	$(2,549,538)
Net realized gain (loss)	67,118,148	110,963,888
Net change in unrealized appreciation/depreciation	103,114,366	434,432,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	165,205,742	542,846,669
Distributions to Shareholders:
Class A Shares	(14,208,251)	(10,758,500)
Class C Shares	(2,978,466)	(1,843,986)
Institutional Shares	(106,387,189)	(51,590,394)
Class R6 Shares	(12,076,673)	(2,518,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(135,650,579)	(66,711,441)
Share Transactions:
Proceeds from sale of shares	1,654,649,358	1,962,504,301
Net asset value of shares issued to shareholders in payment of distributions declared	132,828,808	65,025,116
Cost of shares redeemed	(597,545,792)	(686,170,826)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,189,932,374	1,341,358,591
Change in net assets	1,219,487,537	1,817,493,819
Net Assets:
Beginning of period	3,324,886,978	1,507,393,159
End of period	$4,544,374,515	$3,324,886,978
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation. The Fund’s Class R6 Shares commenced operations on May 29, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
11

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,534,686 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$158,185	$(75,899)
Class C Shares	23,130	(2,986)
Institutional Shares	1,308,836	(674,533)
Class R6 Shares	16,262	—
TOTAL	$1,506,413	$(753,418)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$527,042
Class C Shares	79,261
TOTAL	$606,303
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2026, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,242,172	$84,384,446	3,564,650	$118,820,792
Shares issued to shareholders in payment of distributions declared	322,663	12,548,370	274,820	9,588,443
Shares redeemed	(1,618,177)	(61,731,635)	(1,730,794)	(56,979,494)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	946,658	$35,201,181	2,108,676	$71,429,741
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	345,877	$9,700,661	967,438	$23,876,019
Shares issued to shareholders in payment of distributions declared	104,126	2,937,389	71,348	1,842,208
Shares redeemed	(137,641)	(3,876,316)	(390,653)	(9,576,278)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	312,362	$8,761,734	648,133	$16,141,949
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	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,627,198	$1,418,144,613	41,771,376	$1,530,445,641
Shares issued to shareholders in payment of distributions declared	2,447,523	105,316,925	1,330,945	51,077,740
Shares redeemed	(11,550,019)	(492,062,107)	(16,128,071)	(593,713,926)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,524,702	$1,031,399,431	26,974,250	$987,809,455
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,311,619	$142,419,638	7,778,144	$289,361,849
Shares issued to shareholders in payment of distributions declared	279,482	12,026,124	65,580	2,516,725
Shares redeemed	(938,498)	(39,875,734)	(696,109)	(25,901,128)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,652,603	$114,570,028	7,147,615	$265,977,446
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	28,436,325	$1,189,932,374	36,878,674	$1,341,358,591
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $3,640,756,949. The net unrealized appreciation of investments for federal tax purposes was $856,658,314. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $999,590,671 and unrealized depreciation from investments for those securities having an excess of cost over value of $142,932,357.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2025, for federal income tax purposes, a late-year ordinary loss of $1,861,876 was deferred to August 1, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Prior to October 1, 2024, the Fund’s investment adviser fee was 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $747,318 of its fee and voluntarily reimbursed $753,418 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2026, the Adviser reimbursed $33,950.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$237,783
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $61,832 of fees paid by the Fund. For the six months ended January 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC retained $45,141 in sales charges from the sale of Class A Shares. FSC also retained $247 of CDSC relating to redemptions of Class A Shares and $4,405 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $25,683 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.79%, 0.75% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 0.99%, 1.74%, 0.74% and 0.71%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2026, were as follows:
Purchases	$1,807,067,597
Sales	$816,563,868
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes
Semi-Annual Financial Statements and Additional Information
19

fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 10 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information
20

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882
CUSIP 31425E101
36353 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—1.8%
691,974	[1]	Bumble, Inc.	$ 2,318,113
292,427	[1]	E.W. Scripps Co.	979,631
1,275,092	[1]	Lumen Technologies, Inc.	11,246,311
150,706	[1]	Sphere Entertainment Co.	14,393,930
		TOTAL	28,937,985
		Consumer Discretionary—7.3%
41,652	[1]	Abercrombie & Fitch Co., Class A	4,066,485
358,404	[1]	Adient PLC	7,454,803
134,940	[2]	Advance Auto Parts, Inc.	6,478,469
661,983	[1,2]	Bed Bath & Beyond, Inc.	3,912,319
860,647		Bloomin Brands, Inc.	5,163,882
11,597	[1]	Brinker International, Inc.	1,829,079
384,665		Caleres, Inc.	4,700,606
313,526	[1]	Capri Holdings Ltd.	7,076,282
632,820	[1]	Coursera, Inc.	3,834,889
496,355	[1]	European Wax Center, Inc.	1,950,675
826,108	[1]	EVgo, Inc.	2,486,585
293,894	[1]	Garrett Motion, Inc.	5,301,848
207,146	[1]	Helen of Troy Ltd.	3,430,338
267,761		Kohl’s Corp.	4,677,785
1,622,579		Krispy Kreme, Inc.	5,111,124
90,809	[1]	Lands’ End, Inc.	1,612,768
67,923	[1]	McGraw Hill, Inc.	1,001,864
490,705	[1]	National Vision Holdings, Inc.	12,930,077
415,281	[1,2]	PetMed Express, Inc.	1,324,746
47,681		Polaris, Inc., Class A	3,043,955
68,521	[1]	Revolve Group, Inc.	1,894,606
154,694	[1]	Rush Street Interactive, Inc.	2,733,443
936,565	[1]	Stoneridge, Inc.	6,162,598
265,197		Super Group SGHC Ltd.	2,511,416
1,227,955	[1,2]	Sweetgreen, Inc.	7,539,644
503,969	[1]	ThredUp, Inc.	2,560,162
128,785	[1]	Victoria’s Secret & Co.	7,020,070
116,515		Wolverine World Wide, Inc.	2,064,646
		TOTAL	119,875,164
		Consumer Staples—1.6%
33,136		Cal-Maine Foods, Inc.	2,767,850
570,254	[1]	Hain Celestial Group, Inc.	690,007
793,438		MGP Ingredients, Inc.	19,764,541
10,466		Turning Point Brands, Inc.	1,267,956
43,064	[1]	United Natural Foods, Inc.	1,603,273
		TOTAL	26,093,627
		Energy—4.3%
245,160		Ardmore Shipping Corp.	3,167,467
305,562	[1]	CNX Resources Corp.	11,855,806
212,243		Comstock Resources, Inc.	5,168,117
135,248		Delek US Holdings, Inc.	3,991,168
338,477	[1]	DMC Global, Inc.	2,910,902
23,155		Excelerate Energy, Inc.	864,839
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
363,573	[1]	Green Plains, Inc.	$ 4,166,547
24,664	[1]	Nabors Industries Ltd.	1,648,542
63,067	[1]	Oceaneering International, Inc.	1,898,317
309,021	[1]	Oil States International, Inc.	2,617,408
211,054		Peabody Energy Corp.	7,441,764
31,658	[1]	Seadrill Ltd.	1,218,200
601,770	[1]	Talos Energy, Inc.	7,173,098
213,542	[1]	Tidewater, Inc.	13,344,239
26,901	[1]	Valaris Ltd.	1,552,995
33,056		World Kinect Corp.	889,537
		TOTAL	69,908,946
		Financials—18.0%
184,470		Acadian Asset Management, Inc.	10,223,327
57,250		Alerus Financial Corp.	1,409,495
206,922		Amalgamated Financial Corp.	8,036,850
361,085		Artisan Partners Asset Management, Inc.	16,075,504
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	3,431,143
250,199		BankUnited, Inc.	11,876,947
1,006,066		BrightSpire Capital, Inc.	6,016,275
439,444		Byline Bancorp, Inc.	14,031,447
355,839		CNO Financial Group, Inc.	14,963,030
73,723	[1]	Customers Bancorp, Inc.	5,825,591
286,072		FB Financial Corp.	16,457,722
35,085		First Business Financial Services, Inc.	2,011,072
88,768		First Financial Bancorp	2,551,192
712,426		Flagstar Bank, N.A.	9,418,272
81,071	[1]	Flywire Corp.	1,021,495
120,421		Fulton Financial Corp.	2,486,694
490,426	[1]	Hamilton Insurance Group, Ltd.	13,609,321
24,586		HCI Group, Inc.	3,901,061
31,294		Hometrust Bancshares, Inc.	1,349,397
113,779		Independent Bank Corp./MI	3,999,332
215,530		Jackson Financial, Inc.	25,630,828
81,884	[1]	Lemonade, Inc.	7,101,799
360,820	[1]	LendingClub Corp.	6,101,466
89,116	[1]	LendingTree, Inc.	5,049,313
47,003		Mercury General Corp.	4,116,993
65,508	[1]	NCR Atleos Corp.	2,443,448
168,875		OFG Bancorp	6,805,663
59,021	[1]	Palomar Holdings, Inc.	7,294,405
336,776	[1]	Payoneer Global, Inc.	2,151,999
39,120		Peapack-Gladstone Financial Corp.	1,240,886
27,694		Preferred Bank Los Angeles, CA	2,375,314
95,810		QCR Holdings, Inc.	8,647,811
68,895		RLI Corp.	4,025,535
31,853	[1]	Root, Inc.	1,979,027
323,674	[1]	Siriuspoint Ltd.	6,606,186
284,851	[1]	Skyward Specialty Insurance Group, Inc.	12,710,052
55,356	[1]	Slide Insurance Holdings, Inc.	953,784
96,179	[1]	StoneCo Ltd.	1,552,329
74,365	[1]	Texas Capital Bancshares, Inc.	7,523,507
160,092		The Bank of NT Butterfield & Son Ltd.	8,292,766
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
308,986		Trustmark Corp.	$ 13,138,085
33,509		UMB Financial Corp.	4,260,334
42,612		Universal Insurance Holdings, Inc.	1,297,535
26,014		Victory Capital Holdings, Inc.	1,834,767
138,739		Western New England Bancorp, Inc.	1,863,265
		TOTAL	293,692,264
		Health Care—18.3%
751,892	[1]	4D Molecular Therapeutics, Inc.	6,661,763
206,391	[1]	Alignment Healthcare, Inc.	4,649,989
198,740	[1]	AMN Healthcare Services, Inc.	4,233,162
377,153	[1,2]	Anavex Life Sciences Corp.	1,772,619
73,107	[1]	Apogee Therapeutics, Inc.	4,789,240
1,389,112	[1,2]	Aquestive Therapeutics, Inc.	4,097,880
375,649	[1,2]	Arcutis Biotherapeutics, Inc.	9,530,215
429,216	[1]	Arvinas, Inc.	5,742,910
66,163	[1]	Aveanna Healthcare Holdings, Inc.	555,769
36,223	[1]	Axsome Therapeutics, Inc.	6,674,088
110,647	[1]	BioCryst Pharmaceuticals, Inc.	728,057
27,591	[1,2]	Biomea Fusion, Inc.	30,902
163,560	[1]	Bridgebio Pharma, Inc.	12,638,281
464,929	[1]	BrightSpring Health Services, Inc.	18,257,762
190,402	[1]	Catalyst Pharmaceutical Partners, Inc.	4,626,769
4,438	[1]	Celcuity, Inc.	485,606
159,790	[1]	Cogent Biosciences, Inc.	5,738,059
316,030	[1]	Emergent BioSolutions, Inc.	3,583,780
459,832	[1]	EyePoint Pharmaceuticals, Inc.	6,216,929
144,591	[1]	Guardant Health, Inc.	16,489,158
33,398	[1]	Haemonetics Corp.	2,226,311
124,355	[1]	Halozyme Therapeutics, Inc.	8,917,497
105,851	[1]	Harmony Biosciences Holdings, Inc.	3,865,679
266,854	[1]	Indivior Pharmaceuticals, Inc.	9,441,294
371,379	[1]	Inogen, Inc.	2,191,136
9,511	[1]	Insmed, Inc.	1,491,991
123,792	[1,2]	Intellia Therapeutics, Inc.	1,627,865
44,211	[1]	IRhythm Holdings, Inc.	6,831,042
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	6,290,207
364,437	[1]	Keros Therapeutics, Inc.	6,527,067
244,231	[1]	Kodiak Sciences, Inc.	5,561,140
12,146	[1]	Krystal Biotech, Inc.	3,391,649
305,802	[1]	Larimar Therapeutics, Inc.	1,082,539
22,982		LeMaitre Vascular, Inc.	1,952,781
409,651	[1]	LifeMD, Inc.	1,327,269
189,053	[1]	Liquidia Corp.	8,013,957
43,996	[1]	Livanova PLC	2,890,977
3,308	[1]	Madrigal Pharmaceuticals, Inc.	1,618,637
229,141	[1]	Mirum Pharmaceuticals, Inc.	23,651,934
1,004,639	[1]	Myriad Genetics, Inc.	5,646,071
1,021,377	[1]	Neogen Corp.	10,438,473
149,909	[1]	Omnicell, Inc.	7,270,586
394,352	[1]	Prothena Corp. PLC	3,474,241
69,462	[1]	PTC Therapeutics, Inc.	5,246,465
77,839	[1]	Rhythm Pharmaceuticals, Inc.	7,980,054
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
261,724	[1]	Rocket Pharmaceuticals, Inc.	$ 910,800
193,646	[1]	RxSight, Inc.	1,682,784
55,289	[1]	Septerna, Inc.	1,290,445
100,242	[1]	Siga Technologies, Inc.	671,621
340,679	[1]	Tactile Systems Technology, Inc.	9,831,996
25,067	[1]	Tandem Diabetes Care, Inc.	498,583
174,509	[1,2]	Teladoc Health, Inc.	951,074
26,379	[1]	Travere Therapeutics, Inc.	820,123
227,799	[1]	TruBridge, Inc.	4,407,911
430,408	[1]	Vanda Pharmaceuticals, Inc.	3,245,276
180,110	[1]	Varex Imaging Corp.	2,510,733
28,503	[1]	Vaxcyte, Inc.	1,526,906
153,115	[1]	Viridian Therapeutics, Inc.	5,052,795
128,818	[1]	Waystar Holding Corp.	3,421,406
232,668	[1]	Xeris Biopharma Holdings, Inc.	1,712,436
17,013	[1,2]	Zenas Biopharma, Inc.	312,529
135,340	[1]	Zymeworks, Inc.	3,049,210
		TOTAL	298,356,428
		Industrials—18.7%
13,039		Albany International Corp., Class A	723,534
177,222	[1]	Allegiant Travel Co.	15,707,186
129,761		Apogee Enterprises, Inc.	4,818,026
318,306	[1]	Array Technologies, Inc.	3,604,815
72,618		Atkore, Inc.	5,043,320
76,540		Atmus Filtration Technologies, Inc.	4,437,024
104,796	[1]	Bloom Energy Corp.	15,862,971
95,146	[1]	Blue Bird Corp.	4,786,795
329,259	[1]	BrightView Holdings, Inc.	4,398,900
5,880	[1]	Construction Partners, Inc.	646,094
161,576	[1]	CoreCivic, Inc.	2,994,003
240,969		Costamare, Inc.	4,043,460
58,200	[1]	DNOW, Inc.	884,058
9,700		Emcor Group, Inc.	6,991,081
8,901		EnerSys, Inc.	1,603,871
190,887	[1]	Eos Energy Enterprises, Inc.	2,794,586
351,778	[1]	Fluor Corp.	16,248,626
179,510	[1]	Forrester Research, Inc.	1,455,826
149,737	[1]	Franklin Covey Co.	3,050,143
315,004	[1]	Fuelcell Energy, Inc.	2,579,883
90,970		Granite Construction, Inc.	10,983,718
55,195		Griffon Corp.	4,495,633
270,349	[1,2]	Hertz Global Holdings, Inc.	1,324,710
67,890	[1]	Hurco Co., Inc.	1,122,901
53,181	[1]	Huron Consulting Group, Inc.	8,987,589
69,088		Hyster-Yale, Inc.	2,310,994
52,814		ICF International, Inc.	4,924,905
58,920		Interface, Inc.	1,854,212
1,470,219	[1]	JELD-WEN Holding, Inc.	3,998,996
59,326	[1]	Kratos Defense & Security Solutions	6,111,171
167,657		Leonardo DRS, Inc.	6,883,996
99,739	[1]	Manitowoc, Inc.	1,288,628
499,192	[1]	Mistras Group, Inc.	7,058,575
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
11,437		MOOG, Inc., Class A	$ 3,492,288
553,870		Mueller Water Products, Inc.	14,993,261
107,538	[1]	NextPower, Inc.	12,591,624
198,396		Pitney Bowes, Inc.	2,069,270
181,534	[1]	Planet Labs PBC	4,532,904
50,251		Powell Industries, Inc.	22,290,841
165,829		Primoris Services Corp.	24,584,149
53,644	[1]	Rocket Lab Corp.	4,295,275
142,595	[1]	Shoals Technologies Group, Inc.	1,346,097
86,406	[1]	SkyWest, Inc.	8,339,907
18,374	[1]	Sterling Infrastructure, Inc.	6,576,238
7,942		Tennant Co.	604,307
82,651		TriNet Group, Inc.	5,061,547
1,579,235	[1,2]	TTEC Holdings, Inc.	5,037,760
98,753	[1]	V2X, Inc.	6,797,169
418,600		Wabash National Corp.	4,240,418
20,880		Watts Industries, Inc., Class A	6,249,593
158,424		Zurn Elkay Water Solutions Corp.	7,304,931
		TOTAL	304,427,809
		Information Technology—14.8%
489,718	[1]	8x8, Inc.	812,932
594,117		Adtran Holdings, Inc.	5,477,759
22,942		Advanced Energy Industries, Inc.	5,858,469
64,229	[1]	Alarm.com Holdings, Inc.	3,133,091
151,884	[1,2]	Applied Digital Corp.	5,145,830
144,057	[1]	Arteris, Inc.	2,162,296
236,481	[1]	Asana, Inc.	2,423,930
118,016	[1]	ASGN, Inc.	6,147,453
285,725	[1]	AvePoint, Inc.	3,322,982
115,107	[1]	Axcelis Technologies, Inc.	10,137,473
7,166		Badger Meter, Inc.	1,050,392
106,941	[1]	Blackline, Inc.	4,969,548
150,579	[1]	Box, Inc.	3,817,178
240,188	[1,2]	C3.AI, Inc.	2,644,470
138,624	[1]	Calix, Inc.	6,192,334
352,671	[1]	Cerence, Inc.	3,995,762
70,046	[1]	Ceva, Inc.	1,477,270
284,828	[1]	Cipher Mining Technologies, Inc.	4,545,855
77,925		Clear Secure, Inc.	2,541,913
35,985	[1]	Commvault Systems, Inc.	3,083,914
121,736	[1]	Credo Technology Group Holding Ltd.	15,251,086
53,550	[1]	Digi International, Inc.	2,306,399
199,976	[1]	Evolv Technologies Holdings, Inc.	1,237,851
330,871	[1]	Extreme Networks, Inc.	4,824,099
5,489	[1]	Fabrinet	2,686,536
16,884	[1]	FormFactor, Inc.	1,190,153
351,188	[1]	Freshworks, Inc.	3,785,807
16,690	[1]	Intapp, Inc.	566,626
29,412		InterDigital, Inc.	9,601,253
313,742	[1]	MaxLinear, Inc.	5,443,424
1,037,416		Methode Electronics, Inc., Class A	8,288,954
128,692		Napco Security Technologies, Inc.	4,747,448
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
68,075	[1]	NetScout Systems, Inc.	$ 1,893,166
100,386	[1]	nLight, Inc.	4,578,605
33,500	[1]	ON24, Inc.	266,995
389,983	[1]	Pagaya Technologies Ltd.	7,561,770
55,911	[1]	Pagerduty, Inc.	592,657
96,672		Power Integrations, Inc.	4,441,112
69,814	[1]	Qualys, Inc.	9,208,467
630,141	[1,2]	Rackspace Technology, Inc.	385,394
88,393	[1]	Rigetti Computing, Inc.	1,606,101
29,562	[1]	Rogers Corp.	2,874,609
259,126	[1]	SkyWater Technology, Inc.	8,203,929
978,891	[1]	Sprinklr, Inc.	6,245,325
406,127	[1]	Sprout Social, Inc.	3,675,449
136,521	[1]	SPS Commerce, Inc.	12,185,864
413,255	[1]	Tenable Holdings, Inc.	9,116,405
37,001	[1]	Ultra Clean Holdings, Inc.	1,616,204
642,050	[1]	Unisys Corp.	1,688,592
87,504	[1]	Viant Technology, Inc.	1,034,297
348,575	[1]	ViaSat, Inc.	15,745,133
65,288	[1]	Vistance Networks, Inc.	1,175,184
181,573	[1]	Weave Communications, Inc.	1,180,225
33,957	[1]	Workiva, Inc.	2,615,368
686,320	[1]	Yext, Inc.	4,914,051
		TOTAL	241,675,389
		Materials—3.7%
292,743		American Vanguard Corp.	1,487,135
564,966	[1]	Aspen Aerogels, Inc.	1,903,935
67,194	[1]	Clearwater Paper Corp.	1,130,203
327,103	[1]	Coeur Mining, Inc.	6,685,985
141,877		Commercial Metals Corp.	10,906,085
179,049		Compass Minerals International, Inc.	4,472,644
27,076	[1]	Contango ORE, Inc.	767,605
110,959	[1,2]	Flotek Industries, Inc.	1,927,358
14,221		H.B. Fuller Co.	854,682
158,381		Mativ Holdings, Inc.	1,908,491
242,019	[1]	Perimeter Solutions, Inc.	6,328,797
134,942		Ramaco Resources, Inc.	2,632,718
522,214	[1]	SSR Mining, Inc.	11,922,146
1,037,179		SunCoke Energy, Inc.	8,152,227
		TOTAL	61,080,011
		Real Estate—6.3%
802,203		American Healthcare REIT, Inc.	37,631,343
1,187,938		Brandywine Realty Trust	3,361,865
46,144		COPT Defense Properties	1,421,697
609,000	[1]	Cushman & Wakefield Ltd.	10,011,960
263,431		Essential Properties Realty Trust, Inc.	7,997,765
246,790	[2]	NetSTREIT Corp.	4,649,524
547,504		Newmark Group, Inc.	9,761,996
399,242		Outfront Media, Inc.	9,709,565
249,440		Postal Realty Trust, Inc.	4,547,291
195,339	[1]	Real Brokerage, Inc./The	691,500
283,021		RMR Group, Inc./The	4,287,768
Semi-Annual Financial Statements and Additional Information
6

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
71,936		SL Green Realty Corp.	$ 3,221,294
180,246		Tanger, Inc.	5,897,649
		TOTAL	103,191,217
		Utilities—3.0%
54,072		Avista Corp.	2,232,633
376,331		Brookfield Infrastructure Corp.	18,007,438
63,712		California Water Service Group	2,847,927
19,823		H2O America	1,031,589
114,285		Hawaiian Electric Industries, Inc.	1,750,846
8,190	[1]	Oklo, Inc.	652,088
67,570		ONE Gas, Inc.	5,375,869
109,983		Otter Tail Corp.	9,806,084
153,077		Portland General Electric Co.	7,692,119
		TOTAL	49,396,593
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,187,691,885)	1,596,635,433
		INVESTMENT COMPANY—3.6%
58,472,616		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $58,472,616)	58,472,616
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $1,246,164,501)[4]	1,655,108,049
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(22,713,770)
		NET ASSETS—100%	$1,632,394,279
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$15,060,938	$8,994,249	$(1,962,385)	$(1,220,889)	$(1,107,372)	$19,764,541	793,438	$169,922
Health Care:
EyePoint Pharmaceuticals, Inc.	$6,096,443	$—	$(1,730,841)	$1,087,039	$764,288	$6,216,929	459,832	$—
Industrials:
TTEC Holdings, Inc.	$8,112,629	$—	$(135,670)	$(2,843,535)	$(95,664)	$5,037,760	1,579,235	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,270,010	$8,994,249	$(3,828,896)	$(2,977,385)	$(438,748)	$31,019,230	2,832,505	$169,922
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$51,228,116
Purchases at Cost	$640,783,248
Proceeds from Sales	$(633,538,748)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$58,472,616
Shares Held as of 1/31/2026	58,472,616
Dividend Income	$1,517,342

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Semi-Annual Financial Statements and Additional Information
7

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.64	$25.01	$21.08	$20.57	$26.48	$17.19
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	0.04	0.05	0.04	(0.01)
Net realized and unrealized gain (loss)	4.78	0.65	3.91	1.15	(1.95)	9.35
Total From Investment Operations	4.77	0.66	3.95	1.20	(1.91)	9.34
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	—	(0.04)	(0.05)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)	—
Total Distributions	(2.21)	(0.03)	(0.02)	(0.69)	(4.00)	(0.05)
Net Asset Value, End of Period	$28.20	$25.64	$25.01	$21.08	$20.57	$26.48
Total Return[2]	18.69%	2.65%	18.75%	6.23%	(9.54)%	54.38%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.10)%[4]	0.04%	0.21%	0.26%	0.15%	(0.03)%
Expense waiver/reimbursement[5]	0.15%[4]	0.21%	0.24%	0.25%	0.23%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$147,641	$126,287	$129,184	$121,927	$131,704	$101,026
Portfolio turnover[6]	37%	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.96	$20.58	$17.48	$17.32	$23.02	$15.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.16)	(0.11)	(0.10)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	3.89	0.54	3.21	0.95	(1.61)	8.14
Total From Investment Operations	3.79	0.38	3.10	0.85	(1.74)	7.99
Less Distributions:
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)	—
Net Asset Value, End of Period	$22.57	$20.96	$20.58	$17.48	$17.32	$23.02
Total Return[2]	18.17%	1.85%	17.73%	5.35%	(10.30)%	53.16%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.98%	1.98%	1.98%	1.96%	1.88%
Net investment income (loss)	(0.91)%[4]	(0.79)%	(0.63)%	(0.59)%	(0.65)%	(0.78)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.06%	0.06%	0.08%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,547	$20,500	$24,425	$24,784	$26,809	$29,567
Portfolio turnover[7]	37%	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.92	$26.25	$22.11	$21.54	$27.53	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.08	0.10	0.10	0.10	0.05
Net realized and unrealized gain (loss)	5.02	0.68	4.11	1.20	(2.04)	9.71
Total From Investment Operations	5.04	0.76	4.21	1.30	(1.94)	9.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.07)	(0.04)	(0.09)	(0.10)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)	—
Total Distributions	(2.27)	(0.09)	(0.07)	(0.73)	(4.05)	(0.10)
Net Asset Value, End of Period	$29.69	$26.92	$26.25	$22.11	$21.54	$27.53
Total Return[2]	18.83%	2.91%	19.09%	6.47%	(9.31)%	54.73%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.15%[4]	0.29%	0.44%	0.51%	0.40%	0.21%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.14%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,317,476	$1,102,675	$1,026,996	$883,270	$995,056	$843,803
Portfolio turnover[6]	37%	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.93	$26.26	$22.12	$21.55	$27.54	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.08	0.10	0.11	0.11	0.06
Net realized and unrealized gain (loss)	5.02	0.69	4.11	1.20	(2.05)	9.71
Total From Investment Operations	5.05	0.77	4.21	1.31	(1.94)	9.77
Less Distributions:
Distributions from net investment income	(0.10)	(0.10)	(0.07)	(0.05)	(0.09)	(0.10)
Distributions from net realized gain	(2.18)	—	—	(0.69)	(3.96)	—
Total Distributions	(2.28)	(0.10)	(0.07)	(0.74)	(4.05)	(0.10)
Net Asset Value, End of Period	$29.70	$26.93	$26.26	$22.12	$21.55	$27.54
Total Return[2]	18.84%	2.92%	19.09%	6.47%	(9.30)%	54.79%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	0.18%[4]	0.29%	0.43%	0.52%	0.44%	0.24%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.06%	0.06%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,730	$115,099	$192,898	$133,351	$63,242	$64,191
Portfolio turnover[7]	37%	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $21,900,684 of securities loaned and $89,491,846 of investments in affiliated holdings* (identified cost $1,246,164,501, including $91,297,565 of identified cost in affiliated holdings)	$1,655,108,049
Income receivable	248,425
Income receivable from affiliated holdings	115,046
Receivable for investments sold	4,651,888
Receivable for shares sold	3,144,296
Total Assets	1,663,267,704
Liabilities:
Payable for investments purchased	4,001,010
Payable for shares redeemed	3,695,771
Payable to bank	194,671
Payable for collateral due to broker for securities lending (Note 2)	22,643,029
Payable for investment adviser fee (Note 5)	67,631
Payable for administrative fee (Note 5)	6,995
Payable for distribution services fee (Note 5)	15,007
Payable for other service fees (Notes 2 and 5)	66,635
Accrued expenses (Note 5)	182,676
Total Liabilities	30,873,425
Net assets for 55,497,226 shares outstanding	$1,632,394,279
Net Assets Consist of:
Paid-in capital	$1,191,444,212
Total distributable earnings (loss)	440,950,067
Net Assets	$1,632,394,279
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($147,640,517 ÷ 5,235,412 shares outstanding), no par value, unlimited shares authorized	$28.20
Offering price per share (100/94.50 of $28.20)	$29.84
Redemption proceeds per share	$28.20
Class C Shares:
Net asset value per share ($23,546,953 ÷ 1,043,318 shares outstanding), no par value, unlimited shares authorized	$22.57
Offering price per share	$22.57
Redemption proceeds per share (99.00/100 of $22.57)	$22.34
Institutional Shares:
Net asset value per share ($1,317,476,460 ÷ 44,379,079 shares outstanding), no par value, unlimited shares authorized	$29.69
Offering price per share	$29.69
Redemption proceeds per share	$29.69
Class R6 Shares:
Net asset value per share ($143,730,349 ÷ 4,839,417 shares outstanding), no par value, unlimited shares authorized	$29.70
Offering price per share	$29.70
Redemption proceeds per share	$29.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Dividends (including $794,733 received from affiliated holdings* and net of foreign taxes withheld of $29,307)	$7,519,921
Net income on securities loaned (includes $892,531 earned from affiliated holdings related to cash collateral balances*) (Note 2)	475,012
TOTAL INCOME	7,994,933
Expenses:
Investment adviser fee (Note 5)	5,754,429
Administrative fee (Note 5)	595,104
Custodian fees	36,076
Transfer agent fees (Note 2)	725,242
Directors’/Trustees’ fees (Note 5)	4,411
Auditing fees	17,575
Legal fees	5,602
Portfolio accounting fees	95,553
Distribution services fee (Note 5)	84,010
Other service fees (Notes 2 and 5)	202,461
Share registration costs	53,707
Printing and postage	33,491
Miscellaneous (Note 5)	18,756
TOTAL EXPENSES	7,626,417
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(28,305)
Reimbursement of other operating expenses (Notes 2 and 5)	(491,451)
TOTAL REIMBURSEMENTS	(519,756)
Net expenses	7,106,661
Net investment income	888,272
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(438,748) on sales of investments in affiliated holdings*)	98,178,221
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,977,385) on investments in affiliated holdings*)	158,426,488
Net realized and unrealized gain (loss) on investments	256,604,709
Change in net assets resulting from operations	$257,492,981

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$888,272	$3,409,944
Net realized gain (loss)	98,178,221	97,373,140
Net change in unrealized appreciation/depreciation	158,426,488	(63,836,601)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	257,492,981	36,946,483
Distributions to Shareholders:
Class A Shares	(10,648,231)	(157,684)
Class C Shares	(2,037,713)	—
Institutional Shares	(93,039,083)	(3,742,443)
Class R6 Shares	(10,302,733)	(702,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(116,027,760)	(4,602,799)
Share Transactions:
Proceeds from sale of shares	367,984,834	404,957,231
Net asset value of shares issued to shareholders in payment of distributions declared	104,353,792	4,255,657
Cost of shares redeemed	(345,970,784)	(450,498,214)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	126,367,842	(41,285,326)
Change in net assets	267,833,063	(8,941,642)
Net Assets:
Beginning of period	1,364,561,216	1,373,502,858
End of period	$1,632,394,279	$1,364,561,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
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Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
16

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursements of $519,756 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$126,772	$(104,925)
Class C Shares	11,142	—
Institutional Shares	580,915	(386,526)
Class R6 Shares	6,413	—
TOTAL	$725,242	$(491,451)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
17

For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$174,900
Class C Shares	27,561
TOTAL	$202,461
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$21,900,684	$22,643,029
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	493,299	$13,915,232	808,258	$20,230,156
Shares issued to shareholders in payment of distributions declared	345,546	9,663,903	5,613	143,416
Shares redeemed	(528,060)	(14,795,895)	(1,054,074)	(26,247,570)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	310,785	$8,783,240	(240,203)	$(5,873,998)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	82,683	$1,858,855	98,332	$2,033,258
Shares issued to shareholders in payment of distributions declared	88,431	1,979,975	—	—
Shares redeemed	(106,023)	(2,404,970)	(306,641)	(6,231,638)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	65,091	$1,433,860	(208,309)	$(4,198,380)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,324,454	$305,701,494	12,599,186	$332,146,298
Shares issued to shareholders in payment of distributions declared	2,857,612	84,205,285	129,165	3,459,049
Shares redeemed	(9,766,220)	(290,879,409)	(10,894,378)	(281,489,641)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,415,846	$99,027,370	1,833,973	$54,115,706
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,572,763	$46,509,253	1,948,230	$50,547,519
Shares issued to shareholders in payment of distributions declared	288,543	8,504,629	24,373	653,192
Shares redeemed	(1,295,650)	(37,890,510)	(5,044,962)	(136,529,365)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	565,656	$17,123,372	(3,072,359)	$(85,328,654)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,357,378	$126,367,842	(1,686,898)	$(41,285,326)
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $1,246,164,501. The net unrealized appreciation of investments for federal tax purposes was $408,943,548. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $483,243,829 and unrealized depreciation from investments for those securities having an excess of cost over value of $74,300,281.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Prior to October 1, 2024, the investment adviser fee was 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily reimbursed $491,451 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2026, the Adviser reimbursed $28,305.
Semi-Annual Financial Statements and Additional Information
19

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$84,010
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $7,433 of fees paid by the Fund. For the six months ended January 31, 2026, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC retained $1,590 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2026, FSC retained $579 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $2,035 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.01%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.00%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
20

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2026, were as follows:
Purchases	$546,877,646
Sales	$545,450,810
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
22

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year, and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors
Semi-Annual Financial Statements and Additional Information
24

considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 5 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
25

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—1.2%
304,048	[1]	Bumble, Inc.	$ 1,018,561
121,779	[1]	E.W. Scripps Co.	407,960
494,525	[1]	Lumen Technologies, Inc.	4,361,710
100,359	[1]	Magnite, Inc.	1,452,195
117,373	[1]	Thryv Holdings, Inc.	564,564
		TOTAL	7,804,990
		Consumer Discretionary—7.1%
40,196	[1]	Abercrombie & Fitch Co., Class A	3,924,335
5,384	[1]	Adtalem Global Education, Inc.	557,513
31,586	[1]	American Public Education, Inc.	1,319,663
327,679		Bloomin Brands, Inc.	1,966,074
21,397	[1]	Brinker International, Inc.	3,374,735
97,474		Caleres, Inc.	1,191,132
263,548	[1]	Coursera, Inc.	1,597,101
137,478	[1]	European Wax Center, Inc.	540,289
313,362	[1]	EVgo, Inc.	943,220
15,244	[1]	Gentherm, Inc.	487,198
614,972		Krispy Kreme, Inc.	1,937,162
78,090	[1]	McGraw Hill, Inc.	1,151,827
201,931	[1]	National Vision Holdings, Inc.	5,320,882
44,804		OneSpaWorld Holdings Ltd.	880,399
58,097	[1]	Peloton Interactive, Inc.	324,762
51,767	[1]	Revolve Group, Inc.	1,431,358
87,110	[1]	Rush Street Interactive, Inc.	1,539,234
4,144	[1]	Shake Shack, Inc.	367,034
28,111		Steven Madden Ltd.	1,233,511
256,696		Super Group SGHC Ltd.	2,430,911
690,619	[1,2]	Sweetgreen, Inc.	4,240,401
199,448	[1]	The RealReal, Inc.	2,925,902
111,139	[1]	ThredUp, Inc.	564,586
40,738	[1]	Victoria’s Secret & Co.	2,220,628
6,978	[1]	Visteon Corp.	634,021
165,596		Wolverine World Wide, Inc.	2,934,361
		TOTAL	46,038,239
		Consumer Staples—1.7%
34,274		Cal-Maine Foods, Inc.	2,862,907
174,670		MGP Ingredients, Inc.	4,351,030
24,596		Turning Point Brands, Inc.	2,979,805
11,629	[1]	Vita Coco Co., Inc./The	620,407
		TOTAL	10,814,149
		Energy—2.2%
66,270		Archrock, Inc.	1,960,929
63,276		Comstock Resources, Inc.	1,540,771
52,007		CVR Energy, Inc.	1,182,639
55,712		Delek US Holdings, Inc.	1,644,061
200,855	[1]	DMC Global, Inc.	1,727,353
21,670	[2]	Kinetik Holdings, Inc.	886,520
71,097	[1]	Tidewater, Inc.	4,442,851
49,061	[1]	Uranium Energy Corp.	845,812
		TOTAL	14,230,936
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—10.7%
137,241		Acadian Asset Management, Inc.	$ 7,605,896
148,566		Artisan Partners Asset Management, Inc.	6,614,158
10,219	[1]	Axos Financial, Inc.	1,011,579
33,061		Bank of Hawaii Corp.	2,472,302
123,022	[1,2]	BRC Group Holdings, Inc.	1,028,464
9,537	[1]	Coastal Financial Corp.	913,454
51,948	[1]	Flywire Corp.	654,545
121,323	[1]	Hamilton Insurance Group, Ltd.	3,366,713
9,447		HCI Group, Inc.	1,498,956
58,865	[1]	Lemonade, Inc.	5,105,361
19,687	[1]	LendingTree, Inc.	1,115,465
33,044		Marex Group PLC	1,304,577
4,888		Mercury General Corp.	428,140
34,818		Moelis & Co.	2,495,406
54,822	[1]	NCR Atleos Corp.	2,044,861
37,386	[1]	Palomar Holdings, Inc.	4,620,536
22,390		Pathward Financial, Inc.	2,021,593
556,377	[1]	Payoneer Global, Inc.	3,555,249
8,788	[1]	Root, Inc.	545,998
193,829	[1]	Siriuspoint Ltd.	3,956,050
133,318	[1]	Skyward Specialty Insurance Group, Inc.	5,948,649
71,368	[1]	StoneCo Ltd.	1,151,880
30,591	[1]	Texas Capital Bancshares, Inc.	3,094,892
12,509		UMB Financial Corp.	1,590,394
75,338		Victory Capital Holdings, Inc.	5,313,589
		TOTAL	69,458,707
		Health Care—25.1%
270,181	[1]	4D Molecular Therapeutics, Inc.	2,393,804
67,515	[1]	ADMA Biologics, Inc.	1,168,009
501,389	[1]	Akebia Therapeutics, Inc.	706,958
154,276	[1]	Alignment Healthcare, Inc.	3,475,838
104,346	[1]	Alphatec Holdings, Inc.	1,547,451
88,456	[1]	AMN Healthcare Services, Inc.	1,884,113
117,241	[1,2]	Amylyx Pharmaceuticals, Inc.	1,675,374
43,601	[1]	Apogee Therapeutics, Inc.	2,856,301
452,918	[1,2]	Aquestive Therapeutics, Inc.	1,336,108
21,745	[1]	Arcus Biosciences, Inc.	457,515
219,084	[1,2]	Arcutis Biotherapeutics, Inc.	5,558,161
236,555	[1]	Arvinas, Inc.	3,165,106
25,394	[1]	Assembly Biosciences, Inc.	654,530
66,338	[1]	Aurinia Pharmaceuticals, Inc.	963,891
306,150	[1]	Aveanna Healthcare Holdings, Inc.	2,571,660
19,336	[1]	Axsome Therapeutics, Inc.	3,562,658
71,421	[1]	BioCryst Pharmaceuticals, Inc.	469,950
79,647	[1]	Bridgebio Pharma, Inc.	6,154,324
238,303	[1]	BrightSpring Health Services, Inc.	9,358,159
198,313	[1]	Catalyst Pharmaceutical Partners, Inc.	4,819,006
9,039	[1]	Celcuity, Inc.	989,047
104,674	[1]	Cogent Biosciences, Inc.	3,758,843
84,831	[1]	Cryoport, Inc.	806,743
5,977	[1]	Cytokinetics, Inc.	377,687
55,322	[1]	Edgewise Therapeutics, Inc.	1,557,314
11,176		Ensign Group, Inc.	1,918,472
268,719	[1]	EyePoint Pharmaceuticals, Inc.	3,633,081
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
89,267	[1]	Guardant Health, Inc.	$ 10,180,009
74,000	[1]	Halozyme Therapeutics, Inc.	5,306,540
55,395	[1]	Harmony Biosciences Holdings, Inc.	2,023,025
15,656	[1,2]	Harrow Health, Inc.	640,957
153,641	[1]	Indivior Pharmaceuticals, Inc.	5,435,819
8,018	[1]	Insmed, Inc.	1,257,784
23,697	[1]	IRhythm Holdings, Inc.	3,661,423
728,449	[1]	Ironwood Pharmaceuticals, Inc.	3,562,116
116,178	[1]	Keros Therapeutics, Inc.	2,080,748
9,962	[1]	Krystal Biotech, Inc.	2,781,789
8,097	[1]	Lantheus Holdings, Inc.	541,851
11,486		LeMaitre Vascular, Inc.	975,965
276,326	[1]	LifeMD, Inc.	895,296
123,597	[1]	Liquidia Corp.	5,239,277
30,237	[1]	Livanova PLC	1,986,873
5,712	[1]	Madrigal Pharmaceuticals, Inc.	2,794,939
87,406	[1]	Mirum Pharmaceuticals, Inc.	9,022,047
314,119	[1]	Neumora Therapeutics, Inc.,	625,097
73,381	[1]	Omnicell, Inc.	3,558,978
188,576	[1,2]	Perspective Therapeutics, Inc.	714,703
19,250		Phibro Animal Health Corp.	772,887
26,704	[1]	Privia Health Group, Inc.	620,067
139,892	[1]	Prothena Corp. PLC	1,232,449
45,758	[1]	PTC Therapeutics, Inc.	3,456,102
115,723	[1]	Puma Biotechnology, Inc.	749,885
39,728	[1]	Rhythm Pharmaceuticals, Inc.	4,072,915
229,025	[1]	Rocket Pharmaceuticals, Inc.	797,007
107,885	[1]	RxSight, Inc.	937,521
109,270	[1]	Tactile Systems Technology, Inc.	3,153,532
50,056	[1]	Tandem Diabetes Care, Inc.	995,614
22,038	[1]	Tarsus Pharmaceuticals, Inc.	1,422,333
166,257	[1,2]	Teladoc Health, Inc.	906,101
27,590	[1]	Tg Therapeutics, Inc.	811,974
21,201	[1]	TransMedics Group, Inc.	2,840,404
18,512	[1]	Travere Therapeutics, Inc.	575,538
101,755	[1]	Viridian Therapeutics, Inc.	3,357,915
113,788	[1]	Waystar Holding Corp.	3,022,209
257,755	[1]	Xeris Biopharma Holdings, Inc.	1,897,077
		TOTAL	162,726,869
		Industrials—24.2%
8,769		Albany International Corp., Class A	486,592
73,636	[1]	Amprius Technologies, Inc.	916,032
18,472		Apogee Enterprises, Inc.	685,865
165,543	[1]	Array Technologies, Inc.	1,874,775
4,522	[1]	ATI, Inc.	543,997
19,644		Atkore, Inc.	1,364,276
58,117		Atmus Filtration Technologies, Inc.	3,369,043
91,482	[1]	Bloom Energy Corp.	13,847,630
61,259	[1]	Blue Bird Corp.	3,081,940
31,506	[1]	Bowman Consulting Group Ltd.	1,097,354
5,219		Comfort Systems USA, Inc.	5,960,620
7,327		Emcor Group, Inc.	5,280,789
15,823		EnerSys, Inc.	2,851,146
124,800	[1,2]	Eos Energy Enterprises, Inc.	1,827,072
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
12,736	[1]	Exlservice Holding, Inc.	$ 498,614
18,514		Federal Signal Corp.	2,001,178
31,843	[1]	Fluor Corp.	1,470,828
137,190	[1]	Franklin Covey Co.	2,794,560
19,463		Global Industrial Co.	594,789
44,730		Granite Construction, Inc.	5,400,700
21,068		Griffon Corp.	1,715,989
23,071	[1]	Huron Consulting Group, Inc.	3,898,999
11,709		Hyster-Yale, Inc.	391,666
26,281		Interface, Inc.	827,063
477,124	[1]	JELD-WEN Holding, Inc.	1,297,777
100,832	[1]	Joby Aviation, Inc.	1,065,794
29,643		KForce Com, Inc.	1,047,287
61,610	[1]	Kratos Defense & Security Solutions	6,346,446
43,702		Leonardo DRS, Inc.	1,794,404
156,840	[1]	Mistras Group, Inc.	2,217,718
18,630		MOOG, Inc., Class A	5,688,671
300,117		Mueller Water Products, Inc.	8,124,167
47,114	[1]	NextPower, Inc.	5,516,578
191,394		Pitney Bowes, Inc.	1,996,239
192,111	[1]	Planet Labs PBC	4,797,012
18,246	[2]	Powell Industries, Inc.	8,093,743
91,296		Primoris Services Corp.	13,534,632
49,401	[1]	Rocket Lab Corp.	3,955,538
13,052	[1]	Sterling Infrastructure, Inc.	4,671,441
77,437		TriNet Group, Inc.	4,742,242
190,984	[1]	TTEC Holdings, Inc.	609,239
62,614	[1]	V2X, Inc.	4,309,722
20,415		Watts Industries, Inc., Class A	6,110,414
11,288		Worthington Industries, Inc.	627,274
12,638	[1]	Xometry, Inc.	722,009
160,552		Zurn Elkay Water Solutions Corp.	7,403,053
		TOTAL	157,452,917
		Information Technology—20.0%
44,705		A10 Networks, Inc.	779,655
10,232	[1]	ACI Worldwide, Inc.	443,660
14,853		Advanced Energy Industries, Inc.	3,792,862
68,866	[1]	Alarm.com Holdings, Inc.	3,359,283
145,496	[1,2]	Applied Digital Corp.	4,929,404
123,619	[1]	Arteris, Inc.	1,855,521
234,745	[1]	Asana, Inc.	2,406,136
7,979	[1]	ASGN, Inc.	415,626
264,198	[1]	AvePoint, Inc.	3,072,623
39,126	[1]	Axcelis Technologies, Inc.	3,445,827
11,975		Badger Meter, Inc.	1,755,296
9,002	[1]	Blackbaud, Inc.	483,407
26,362	[1]	Blackline, Inc.	1,225,042
17,925	[1]	Box, Inc.	454,399
166,570	[1,2]	C3.AI, Inc.	1,833,936
80,516	[1]	Calix, Inc.	3,596,650
272,575	[1]	Cerence, Inc.	3,088,275
50,272		Clear Secure, Inc.	1,639,873
43,314	[1]	Coda Octopus Group, Inc.	461,294
11,652	[1]	Commvault Systems, Inc.	998,576
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
78,903	[1]	Credo Technology Group Holding Ltd.	$ 9,884,968
67,560	[1]	Digi International, Inc.	2,909,809
82,897	[1,2]	D-Wave Quantum, Inc.	1,759,074
166,604	[1]	Extreme Networks, Inc.	2,429,086
10,915	[1]	Fabrinet	5,342,238
60,309	[1]	Five9, Inc.	1,065,057
25,437	[1]	FormFactor, Inc.	1,793,054
201,055	[1]	Freshworks, Inc.	2,167,373
21,300	[1]	Intapp, Inc.	723,135
15,128		InterDigital, Inc.	4,938,384
60,057	[1,2]	IonQ, Inc.	2,401,079
10,635	[1]	Itron, Inc.	1,053,716
23,305	[1,2]	Life360, Inc.	1,335,143
174,006	[1]	MaxLinear, Inc.	3,019,004
37,913		Napco Security Technologies, Inc.	1,398,611
129,791	[1,2]	Navitas Semiconductor Corp.	1,113,607
43,930	[1]	nLight, Inc.	2,003,647
1,523	[1,2]	OSI Systems, Inc.	380,963
118,658	[1,2]	Pagaya Technologies Ltd.	2,300,779
89,485	[1]	Pagerduty, Inc.	948,541
36,654		Power Integrations, Inc.	1,683,885
12,357	[1]	Q2 Holdings, Inc.	756,866
35,857	[1]	Qualys, Inc.	4,729,538
7,594	[1]	Rambus, Inc.	864,425
108,308	[1]	Rigetti Computing, Inc.	1,967,956
25,110	[1]	Semtech Corp.	2,002,523
9,283	[1]	SkyWater Technology, Inc.	293,900
48,649	[1,2]	SoundHound AI, Inc.	411,571
569,083	[1]	Sprinklr, Inc.	3,630,750
194,940	[1]	Sprout Social, Inc.	1,764,207
67,536	[1]	SPS Commerce, Inc.	6,028,263
309,331	[1]	Tenable Holdings, Inc.	6,823,842
22,208	[1]	Ultra Clean Holdings, Inc.	970,045
376,535	[1]	Unisys Corp.	990,287
137,204	[1]	Vistance Networks, Inc.	2,469,672
33,214	[1]	Workiva, Inc.	2,558,142
427,554	[1]	Yext, Inc.	3,061,287
		TOTAL	130,011,772
		Materials—2.5%
25,517	[1]	Century Aluminum Co.	1,156,686
209,315	[1]	Coeur Mining, Inc.	4,278,399
22,402		Commercial Metals Corp.	1,722,042
126,648		Compass Minerals International, Inc.	3,163,667
127,211	[1]	Constellium SE	2,858,431
9,527	[1]	Ingevity Corp.	626,781
19,874		Koppers Holdings, Inc.	585,488
36,491	[1]	O-I Glass, Inc.	557,582
3,860		Quaker Chemical Corp.	593,436
42,574		Ramaco Resources, Inc.	830,619
		TOTAL	16,373,131
		Real Estate—3.1%
236,811		American Healthcare REIT, Inc.	11,108,804
259,005		Outfront Media, Inc.	6,299,002
132,674	[1]	Real Brokerage, Inc./The	469,666
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
164,086	[2]	RMR Group, Inc./The	$ 2,485,903
		TOTAL	20,363,375
		TOTAL COMMON STOCKS (IDENTIFIED COST $472,031,352)	635,275,085
		INVESTMENT COMPANY—7.4%
48,549,991		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $48,549,991)	48,549,991
		TOTAL INVESTMENT IN SECURITIES—105.2% (IDENTIFIED COST $520,581,343)[4]	683,825,076
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[5]	(34,098,641)
		NET ASSETS—100%	$649,726,435
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$4,939,668	$—	$—	$(588,638)	$—	$4,351,030	174,670	$—
Health Care:
EyePoint Pharmaceuticals, Inc.	$2,833,345	$—	$(200,324)	$918,798	$81,262	$3,633,081	268,719	$—
Industrials:
TTEC Holdings, Inc.	$951,100	$—	$—	$(341,861)	$—	$609,239	190,984	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$8,724,113	$—	$(200,324)	$(11,701)	$81,262	$8,593,350	634,373	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$25,166,383
Purchases at Cost	$267,329,991
Proceeds from Sales	$(243,946,383)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$48,549,991
Shares Held as of 1/31/2026	48,549,991
Dividend Income	$785,786

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.94	$25.19	$22.38	$20.80	$33.76	$23.89
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.12)	(0.11)	(0.03)	(0.04)	(0.15)
Net realized and unrealized gain (loss)	4.77	1.87	2.92	2.24	(4.34)	10.16
Total From Investment Operations	4.69	1.75	2.81	2.21	(4.38)	10.01
Less Distributions:
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)	(0.14)
Net Asset Value, End of Period	$30.38	$26.94	$25.19	$22.38	$20.80	$33.76
Total Return[2]	17.41%	6.95%	12.56%	11.18%	(18.45)%	42.03%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.54)%[4]	(0.47)%	(0.51)%	(0.16)%	(0.16)%	(0.50)%
Expense waiver/reimbursement[5]	0.21%[4]	0.27%	0.26%	0.24%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,156	$74,959	$80,198	$80,993	$88,900	$129,226
Portfolio turnover[6]	35%	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.98	$19.79	$17.73	$16.75	$28.99	$20.69
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.26)	(0.23)	(0.16)	(0.21)	(0.33)
Net realized and unrealized gain (loss)	3.72	1.45	2.29	1.77	(3.45)	8.77
Total From Investment Operations	3.56	1.19	2.06	1.61	(3.66)	8.44
Less Distributions:
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)	(0.14)
Net Asset Value, End of Period	$23.29	$20.98	$19.79	$17.73	$16.75	$28.99
Total Return[2]	16.97%	6.01%	11.62%	10.27%	(19.14)%	40.93%
Ratios to Average Net Assets:
Net expenses[3]	1.96%[4]	1.99%	1.98%	1.96%	1.96%	1.88%
Net investment income (loss)	(1.36)%[4]	(1.32)%	(1.35)%	(0.99)%	(0.99)%	(1.25)%
Expense waiver/reimbursement[5]	0.11%[4]	0.14%	0.14%	0.12%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,862	$9,787	$15,530	$18,262	$19,373	$28,084
Portfolio turnover[6]	35%	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.11	$27.15	$24.07	$22.27	$35.50	$25.05
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.06)	(0.06)	0.02	0.02	(0.08)
Net realized and unrealized gain (loss)	5.16	2.02	3.15	2.42	(4.67)	10.67
Total From Investment Operations	5.11	1.96	3.09	2.44	(4.65)	10.59
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.01)	—	—
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)	(0.14)
Total Distributions	(1.25)	—	(0.01)	(0.64)	(8.58)	(0.14)
Net Asset Value, End of Period	$32.97	$29.11	$27.15	$24.07	$22.27	$35.50
Total Return[2]	17.56%	7.22%	12.85%	11.49%	(18.29)%	42.40%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.29)%[4]	(0.22)%	(0.27)%	0.09%	0.08%	(0.25)%
Expense waiver/reimbursement[5]	0.19%[4]	0.24%	0.23%	0.20%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$304,358	$220,731	$218,620	$258,459	$304,721	$428,578
Portfolio turnover[6]	35%	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.13	$27.17	$24.09	$22.29	$35.51	$25.06
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.06)	(0.06)	0.02	0.02	(0.08)
Net realized and unrealized gain (loss)	5.18	2.02	3.15	2.42	(4.66)	10.67
Total From Investment Operations	5.13	1.96	3.09	2.44	(4.64)	10.59
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.01)	—	—
Distributions from net realized gain	(1.25)	—	—	(0.63)	(8.58)	(0.14)
Total Distributions	(1.25)	—	(0.01)	(0.64)	(8.58)	(0.14)
Net Asset Value, End of Period	$33.01	$29.13	$27.17	$24.09	$22.29	$35.51
Total Return[2]	17.62%	7.21%	12.85%	11.49%	(18.24)%	42.38%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.28)%[4]	(0.21)%	(0.26)%	0.11%	0.10%	(0.24)%
Expense waiver/reimbursement[5]	0.11%[4]	0.14%	0.14%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$245,351	$185,904	$184,233	$182,071	$256,060	$309,117
Portfolio turnover[6]	35%	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $34,293,698 of securities loaned and $57,143,341 of investments in affiliated holdings* (identified cost $520,581,343, including $56,473,519 of identified cost in affiliated holdings)	$683,825,076
Cash	593,967
Income receivable	119,800
Income receivable from affiliated holdings	48,975
Receivable for investments sold	2,446,262
Receivable for shares sold	1,053,574
Total Assets	688,087,654
Liabilities:
Payable for investments purchased	2,570,691
Payable for shares redeemed	163,972
Payable for collateral due to broker for securities lending (Note 2)	35,414,986
Payable for investment adviser fee (Note 5)	25,490
Payable for administrative fee (Note 5)	2,788
Payable for distribution services fee (Note 5)	6,960
Payable for other service fees (Notes 2 and 5)	42,866
Accrued expenses (Note 5)	133,466
Total Liabilities	38,361,219
Net assets for 20,064,232 shares outstanding	$649,726,435
Net Assets Consist of:
Paid-in capital	$479,502,365
Total distributable earnings (loss)	170,224,070
Net Assets	$649,726,435
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($89,155,924 ÷ 2,934,261 shares outstanding), no par value, unlimited shares authorized	$30.38
Offering price per share (100/94.50 of $30.38)	$32.15
Redemption proceeds per share	$30.38
Class C Shares:
Net asset value per share ($10,861,561 ÷ 466,385 shares outstanding), no par value, unlimited shares authorized	$23.29
Offering price per share	$23.29
Redemption proceeds per share (99.00/100 of $23.29)	$23.06
Institutional Shares:
Net asset value per share ($304,358,207 ÷ 9,230,172 shares outstanding), no par value, unlimited shares authorized	$32.97
Offering price per share	$32.97
Redemption proceeds per share	$32.97
Class R6 Shares:
Net asset value per share ($245,350,743 ÷ 7,433,414 shares outstanding), no par value, unlimited shares authorized	$33.01
Offering price per share	$33.01
Redemption proceeds per share	$33.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Dividends (including $243,842 received from affiliated holdings*)	$1,460,236
Net income on securities loaned (includes $541,944 earned from affiliated holdings related to cash collateral balances*) (Note 2)	255,786
TOTAL INCOME	1,716,022
Expenses:
Investment adviser fee (Note 5)	2,281,909
Administrative fee (Note 5)	222,355
Custodian fees	24,524
Transfer agent fees (Note 2)	284,275
Directors’/Trustees’ fees (Note 5)	2,061
Auditing fees	16,920
Legal fees	5,602
Portfolio accounting fees	71,300
Distribution services fee (Note 5)	39,893
Other service fees (Notes 2 and 5)	114,502
Share registration costs	40,648
Printing and postage	38,123
Miscellaneous (Note 5)	15,294
TOTAL EXPENSES	3,157,406
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(313,838)
Reimbursement of other operating expenses (Notes 2 and 5)	(154,391)
TOTAL WAIVER AND REIMBURSEMENTS	(468,229)
Net expenses	2,689,177
Net investment income (loss)	(973,155)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $81,262 on sales of investments in affiliated holdings*)	27,737,881
Net realized gain on foreign currency transactions	75,103
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(11,701) on investments in affiliated holdings*)	61,207,422
Net realized and unrealized gain (loss) on investments and foreign currency transactions	89,020,406
Change in net assets resulting from operations	$88,047,251

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(973,155)	$(1,364,762)
Net realized gain (loss)	27,812,984	37,668,862
Net change in unrealized appreciation/depreciation	61,207,422	(4,454,389)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,047,251	31,849,711
Distributions to Shareholders:
Class A Shares	(3,414,521)	—
Class C Shares	(563,523)	—
Institutional Shares	(10,431,456)	—
Class R6 Shares	(8,267,689)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,677,189)	—
Share Transactions:
Proceeds from sale of shares	149,448,900	114,343,453
Net asset value of shares issued to shareholders in payment of distributions declared	19,959,594	—
Cost of shares redeemed	(76,432,469)	(153,394,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,976,025	(39,051,288)
Change in net assets	158,346,087	(7,201,577)
Net Assets:
Beginning of period	491,380,348	498,581,925
End of period	$649,726,435	$491,380,348
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
15

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $468,229 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$65,904	$(43,046)
Class C Shares	6,550	—
Institutional Shares	172,541	(111,345)
Class R6 Shares	39,280	—
TOTAL	$284,275	$(154,391)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
16

For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$101,302
Class C Shares	13,200
TOTAL	$114,502
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$34,293,698	$35,414,986
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	333,663	$9,972,856	238,594	$6,062,083
Shares issued to shareholders in payment of distributions declared	95,818	2,900,399	—	—
Shares redeemed	(277,701)	(8,304,635)	(640,003)	(16,240,817)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	151,780	$4,568,620	(401,409)	$(10,178,734)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	38,363	$888,822	54,843	$1,097,482
Shares issued to shareholders in payment of distributions declared	24,255	563,448	—	—
Shares redeemed	(62,645)	(1,436,415)	(373,265)	(7,301,670)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27)	$15,855	(318,422)	$(6,204,188)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,663,204	$86,678,901	1,957,582	$52,342,763
Shares issued to shareholders in payment of distributions declared	298,556	9,804,591	—	—
Shares redeemed	(1,314,507)	(42,735,907)	(2,427,106)	(64,825,583)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,647,253	$53,747,585	(469,524)	$(12,482,820)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,597,381	$51,908,321	2,042,285	$54,841,125
Shares issued to shareholders in payment of distributions declared	203,564	6,691,156	—	—
Shares redeemed	(748,430)	(23,955,512)	(2,442,136)	(65,026,671)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,052,515	$34,643,965	(399,851)	$(10,185,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,851,521	$92,976,025	(1,589,206)	$(39,051,288)
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $520,581,343. The net unrealized appreciation of investments for federal tax purposes was $163,243,733. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $196,255,864 and unrealized depreciation from investments for those securities having an excess of cost over value of $33,012,131.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $298,608 of its fee and voluntarily reimbursed $154,391 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2026, the Adviser reimbursed $15,230.
Semi-Annual Financial Statements and Additional Information
18

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$39,893
For the six months ended January 31, 2026, FSC retained $3,319 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC retained $2,019 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $7,821 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.02%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.01%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
19

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2026, were as follows:
Purchases	$257,154,812
Sales	$192,969,885
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark for the three-year period and outperformed its benchmark for the one-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
23

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
24

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT All Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes MDT Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  March 25, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026